This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398

[LOGO OF ALLIANCE CAPITAL APPEARS HERE]
                                                     ALLIANCE VARIABLE PRODUCTS
                                                     SERIES FUND, INC.

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P.O. BOX 1520, SECAUCUS, NEW JERSEY 07096-1520
TOLL FREE (800) 221-5672
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Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end se-
ries investment company designed to fund variable annuity contracts and vari-able life insurance policies to be offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described be-low which have differing investment objectives and policies.

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              A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES
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GROWTH AND INCOME PORTFOLIO -- seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through invest-ments primarily in dividend-paying common stocks of good quality.
CONSERVATIVE INVESTORS PORTFOLIO -- seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a di-versified mix of publicly traded equity and fixed-income securities.
GROWTH INVESTORS PORTFOLIO -- seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a di-versified mix of publicly traded equity and fixed-income securities.
GROWTH PORTFOLIO -- seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

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                             PURCHASE INFORMATION
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The Fund will offer and sell its shares only to separate accounts of certain life insurance companies, for the purpose of funding variable annuity con-tracts and variable life insurance policies. Sales will be made without sales charge at each Portfolio's per share net asset value. Further information can be obtained from Alliance Fund Services, Inc. at the address or telephone num-ber shown above.
An investment in the Fund is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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                            ADDITIONAL INFORMATION
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This Prospectus sets forth concisely the information which a prospective in-
vestor should know about the Fund and each of the Portfolios before applying for certain variable annuity contracts and variable life insurance policies offered by participating insurance companies. It should be read in conjunction with the Prospectus of the separate account of the specific insurance product which accompanies this Prospectus. A "Statement of Additional Information" dated May 1, 1997, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or telephone number shown above.
(R) :This is a registered mark used under license from the owner, Alliance Capital Management L.P.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            PROSPECTUS/May 1, 1997
 Investors are advised to carefully read this Prospectus and to retain it for future reference.

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                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee. Shareholder transactions shown are net of expense reimbursement.

                                       GROWTH
                                         AND    CONSERVATIVE  GROWTH
                                       INCOME    INVESTORS   INVESTORS  GROWTH
                                      PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO
                                      --------- ------------ --------- ---------
  ANNUAL PORTFOLIO OPERATING
   EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET
   ASSETS)
   Management Fees..................     .63%       .30%          0%      .74%
   Other Expenses...................     .19%       .65%        .95%      .19%
                                         ---        ---         ---       ---
   Total Portfolio Operating
    Expenses........................     .82%       .95%        .95%      .93%
                                         ===        ===         ===       ===

--------
 * Net of expense reimbursement.

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period).

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Growth and Income Portfolio.....................  $ 8     $26     $46     $101
Conservative Investors Portfolio................  $10     $30     $53     $117
Growth Investors Portfolio......................  $10     $30     $53     $117
Growth Portfolio................................  $10     $31     $51     $114

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. Expense Information for the Growth and Income Portfolio has been restated to reflect current fees. The expenses listed in the table for the Growth and Income Portfolio, Conservative Investors Portfolio, Growth Investors Portfolio and Growth Portfolio are net of voluntary expense reimbursements, which are not required to be continued indefinitely; however, the Adviser in-tends to continue such reimbursements for the foreseeable future. The expenses of the following Portfolios, before expense reimbursements, would be: Growth and Income Portfolio: Management Fees -- .63%, Other Expenses -- .19% and Total Portfolio Operating Expenses -- .82%; Conservative Investors Portfolio: Manage-ment Fees -- .75%, Other Expenses -- .65% and Total Portfolio Operating Ex-pense -- 1.40%; Growth Investors Portfolio: Management Fees -- .75%, Other Ex-penses -- 1.10% and Total Portfolio Operating Expenses --1.85%; Growth
Portfolio: Management Fees -- .75%, Other Expenses --.18% and Total Portfolio Operating Expenses -- .93%. The example should not be considered representative of future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  The following information as to net asset value, ratios and certain supple-mental data for each of the periods shown below has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon (referring to Financial Highlights) appears in the Statement of Additional In-formation. The following information should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Further information about the Fund's performance is contained in the Fund's annual report, which is available without charge upon request.

                                GROWTH AND INCOME PORTFOLIO
                          ---------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------
                            1996       1995       1994       1993       1992
                          --------    -------    -------    -------    ------
Net asset value, begin-
 ning of period.........  $  15.79    $ 11.85    $ 12.18    $ 10.99    $10.35
                          --------    -------    -------    -------    ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............       .24(c)     .27(c)     .10(c)     .01(c)    .10(c)
 Net realized and
  unrealized gain (loss)
  on investments........      3.18       3.94       (.16)      1.27       .71
                          --------    -------    -------    -------    ------
 Net increase (decrease)
  in net asset value
  from operations.......      3.42       4.21       (.06)      1.28       .81
                          --------    -------    -------    -------    ------
LESS: DIVIDENDS AND DIS-
 TRIBUTIONS
 Dividends from net in-
  vestment income.......      (.25)      (.13)      (.10)      (.06)     (.17)
 Distributions from net
  realized gains........     (2.56)      (.14)      (.17)      (.03)      -0-
                          --------    -------    -------    -------    ------
 Total dividends and
  distributions.........     (2.81)      (.27)      (.27)      (.09)     (.17)
                          --------    -------    -------    -------    ------
 Net asset value, end of
  period................  $  16.40    $ 15.79    $ 11.85    $ 12.18    $10.99
                          ========    =======    =======    =======    ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............     24.09%     35.76%      (.35)%    11.69%     7.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of pe-
  riod (000's omitted)..  $126,729    $41,993    $41,702    $22,756    $7,803
 Ratio to average net
  assets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................       .82%       .79%       .90%      1.18%      .99%
 Expenses, before waiv-
  ers and reimburse-
  ments.................       .82%       .79%       .91%      1.28%     2.09%
 Net investment income..      1.58%      1.95%      1.71%      1.76%     2.42%
 Portfolio turnover
  rate..................        87%       150%        95%        69%       49%
 Average commission rate
  paid(f)...............    $.0602        -0-        -0-        -0-       -0-

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed by the investment adviser.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is re-quired to disclose its average commission rate per share for trades on which commissions are charged.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         GROWTH PORTFOLIO                         CONSERVATIVE INVESTORS PORTFOLIO
                          ------------------------------------------------- -----------------------------------------------
                                                      SEPTEMBER 15, 1994(A)                             OCTOBER 28, 1994(A)
                           YEAR ENDED    YEAR ENDED            TO            YEAR ENDED     YEAR ENDED          TO
                          DECEMBER 31,  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                              1996          1995              1994              1996           1995            1994
                          ------------  ------------  --------------------- ------------   ------------ -------------------
Net asset value,
 beginning of period....    $  14.23      $ 10.53            $10.00           $ 11.76         $10.07          $10.00
                            --------      -------            ------           -------         ------          ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............         .06(c)       .17(c)            .03(c)            .45(c)         .51(c)          .06(c)
 Net realized and
  unrealized gain (loss)
  on investments........        3.95         3.54               .50              (.01)(g)       1.20             .01
                            --------      -------            ------           -------         ------          ------
 Net increase (decrease)
  in net asset value
  from operations.......        4.01         3.71               .53               .44           1.71             .07
                            --------      -------            ------           -------         ------          ------
LESS: DIVIDENDS AND
 DISTRIBUTIONS
 Dividends from net
  investment income.....        (.04)        (.01)              -0-              (.09)          (.02)            -0-
 Distributions from net
  realized gains .......        (.28)         -0-               -0-              (.04)             0             -0-
                            --------      -------            ------           -------         ------          ------
 Total dividends and
  distributions ........        (.32)        (.01)              -0-              (.13)          (.02)            -0-
                            --------      -------            ------           -------         ------          ------
 Net asset value, end of
  period................    $  17.92      $ 14.23            $10.53           $ 12.07         $11.76          $10.07
                            ========      =======            ======           =======         ======          ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............       28.49%       35.23%             5.30%             3.79%         16.99%           0.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............    $138,688      $45,220            $5,492           $21,729         $7,420          $  701
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........         .93%         .95%              .95%(e)           .95%           .95%            .95%(e)
 Expenses, before
  waivers and
  reimbursements........         .93%        1.27%             4.19%(e)          1.40%          4.25%          20.35%(e)
 Net investment income..         .35%        1.31%             1.17%(e)          3.93%          4.65%           3.55%(e)
 Portfolio turnover
  rate..................          98%          86%               25%              211%            61%              2%
 Average commission rate
  paid(f)...............      $0.578          -0-               -0-            $.0578            -0-             -0-
                                    GROWTH INVESTORS PORTFOLIO
                          -------------------------------------------------
                                                       OCTOBER 28, 1994(A)
                           YEAR ENDED    YEAR ENDED            TO
                          DECEMBER 31,  DECEMBER 31,      DECEMBER 31,
                              1996          1995              1994
                          ------------  ------------  ---------------------
Net asset value,
 beginning of period....    $  11.87      $  9.86            $10.00
                            --------      -------            ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............         .24(c)       .35(c)            .04(c)
 Net realized and
  unrealized loss on
  investments...........         .72         1.67              (.18)
                            --------      -------            ------
 Net increase (decrease)
  in net asset value
  from operations.......         .96         2.02              (.14)
                            --------      -------            ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....        (.07)        (.01)              -0-
 Distributions from net
  realized gains........        (.02)         -0-               -0-
                            --------      -------            ------
 Total dividends and
  distributions.........        (.09)        (.01)              -0-
                            --------      -------            ------
 Net asset value, end of
  period................    $  12.74      $ 11.87            $ 9.86
                            ========      =======            ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............        8.18%       20.48%            (1.40)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............    $ 10,709      $ 4,978            $  321
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........         .95%         .95%              .95%(e)
 Expenses, before
  waivers and
  reimbursements........        1.85%        6.17%            41.62%(e)
 Net investment income..        2.01%        3.21%             2.29%(e)
 Portfolio turnover
  rate..................         160%          50%                3%
 Average commission rate
  paid(f)...............      $.0562          -0-               -0-

--------
(a) Commencement of operations.
(b) Net of expenses reimbursed by investment adviser.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is re-quired to disclose its average commission rate per share for trades on which commissions are charged.
(g) The amount shown in this caption for a share outstanding throughout the pe-riod may not accord with the change in realized and unrealized gains and losses in the portfolio securities for the period because of timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.

--------------------------------------------------------------------------------
                         DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INTRODUCTION TO THE FUND

The Fund was established as a corporation in Maryland. The Fund is an open-end management investment company commonly known as a "mutual fund" whose shares are offered in separate series each referred to as a "Portfolio." Because the Fund offers multiple Portfolios, it is known as a "series fund." Each Portfo-lio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies.

A shareholder in a Portfolio will be entitled to his or her pro rata share of all dividends and distributions arising from that Portfolio's assets and, upon redeeming shares of that Portfolio, the shareholder will receive the then cur-rent net asset value of that Portfolio represented by the redeemed shares. (See "Purchase and Redemption of Shares"). While the Fund has no present in-tention of doing so, the Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.

The Fund currently has 19 Portfolios, four of which are offered by this Pro-spectus: the Growth and Income Portfolio, the Conservative Investors Portfo-lio, the Growth Investors Portfolio and the Growth Portfolio.

The Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

It is conceivable that in the future it may be disadvantageous for variable annuity and variable life insurance separate accounts to invest simultaneously in the Fund. Currently, however, the Fund does not foresee any disadvantage to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Directors intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in re-sponse thereto.

The investment objectives and policies of each Portfolio are set forth below. There can be, of course, no assurance that any of the Portfolios will achieve its respective investment objectives.

INVESTMENT OBJECTIVES AND POLICIES

GENERAL

Each Portfolio has different investment objectives which it pursues through separate investment policies as described herein. The differences in objec-tives and policies among the Portfolios determine the types of portfolio secu-rities in which each Portfolio invests, and can be expected to affect the de-gree of risk to which each Portfolio is subject and each Portfolio's yield or return. Each Portfolio's investment objectives cannot be changed without ap-proval by the holders of a majority of such Portfolio's outstanding voting se-curities, as defined in the Investment Company Act of 1940, as amended

(the "Act"). The Fund may change each Portfolio's investment policies that are not designated "fundamental policies" within the meaning of the Act upon no-tice to shareholders of the Portfolio, but without their approval. The types of portfolio securities in which each Portfolio may invest are described in greater detail below.

GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio's investment objective is to seek reasonable cur-rent income and reasonable opportunity for appreciation through invest-ments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the Portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

GROWTH INVESTORS PORTFOLIO AND CONSERVATIVE INVESTORS PORTFOLIO

The Conservative Investors Portfolio and Growth Investors Portfolio invest in a variety of fixed-income securities, money market instruments and equity se-curities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to adjust risk while producing desired return objectives. Portfolio management, therefore, will consist not only of specific securities selection but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a particular "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is adverse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of eq-uity market strength. Consequently, the asset mix for the Conservative Invest-ors Portfolio attempts to reduce volatility while providing modest upside po-tential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Growth Investors Portfolio should therefore provide for upside potential without excessive volatility.

The Adviser has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance Capital Management L.P. (the "Adviser"), which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee generally meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consis-tent outlook no change will be made.

The Committee's decisions are based on and may be limited by a variety of fac-tors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Conservative Invest-ors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Growth Investors Portfo-lio are principally based on the longer term total return potential for each asset class.

The Portfolios are permitted to use a variety of hedging techniques to attempt to reduce market interest rate and currency risks.

 INVESTMENT POLICIES

Conservative Investors Portfolio. The investment objective of the Conservative Investors Portfolio is to achieve a high total return without, in the view of the Adviser, undue risk of principal. The Conservative Investors Portfolio at-tempts to achieve its investment objective by allocating varying portions of its assets among investment grade, publicly traded fixed-income securities, money market instruments and publicly traded common stocks and other equity securities of United States and non-United States issuers. The average weighted maturity of the Portfolio's portfolio of fixed-income securities is expected to vary between less than one year to 30 years. See "Other Investment Policies and Techniques-- Fixed Income Securities."

All fixed-income securities owned by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by Standard & Poor's Corporation ("S&P") or Moody's Investors Serv-ice, Inc. ("Moody's") or will be unrated securities of comparable quality as determined by the Adviser. Securities in the fourth such rating category (rated Baa by Moody's or BBB by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obliga-tions than in the case of higher-rated securities. See "Other Investment Poli-cies and Techniques -- Securities Ratings," "-- Investment in Fixed-Income Se-curities Rated Baa and BBB" and Appendix A. In the event that the rating of any security held by the Conservative Investors Portfolio falls below invest-ment grade (or, in the case of an unrated security, the Adviser determines that it is no longer of investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the cir-cumstances.

Equity securities invested in by the Conservative Investors Portfolio will consist of common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants, issued by companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States' economy over time.

The Conservative Investors Portfolio will at all times hold at least 40% of its total assets in investment grade fixed-income securities, each having a duration less than that of a 10-year Treasury bond (the "Fixed Income Core"). The duration of a fixed-income security is the weighted average maturity, ex-pressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Conservative Investors Portfolio is generally expected to hold approxi-mately 70% of its total assets in fixed-income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets. The fixed-income class in-cludes money market instruments. For temporary defensive purposes, the Portfo-lio may invest in money market instruments.

Growth Investors Portfolio. The investment objective of the Growth Investors Portfolio is to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Portfolio attempts to achieve its in-vestment objective by allocating varying portions of its assets among a number of asset classes. Equity investments will include publicly traded common stocks and other equity securities of the type in which the Conservative In-vestors Portfolio may invest but may also include equity securities issued by intermediate and small-sized companies with favorable growth prospects, compa-nies in cyclical industries, companies whose securities are temporarily under-valued, companies in special situations and less widely known companies. Fixed-income investments will include investment grade fixed-income securities (including cash and money market instruments) and may include securities that are rated in the lower rating categories by recognized ratings agencies (i.e., Ba or lower by Moody's or BB or lower by S&P) or that are unrated but deter-mined by the Adviser to be of comparable quality. Lower-rated fixed-income se-curities generally provide greater current income than higher rated fixed-in-come securities, but are subject to greater credit and market risk. The Portfolio will not invest more than 25% of its total assets in securities rated below investment grade, that is, securities rated Ba or lower by Moody's or BB or lower by S&P, or unrated securities deemed to be of comparable qual-ity by the Adviser. See "Other Investment Policies and Techniques -- Securi-ties Ratings," "-- Investment in Lower-Rated Fixed-Income Securities" and Ap-pendix A.

The Growth Investors Portfolio will at all times hold at least 40% of its to-tal assets in publicly traded common stocks and other equity securities of the type purchased by the Conservative Investors Portfolio (the "Equity Core"). The Growth Investors Portfolio is generally expected to hold approximately 70% of its total assets in equity securities (including the Equity Core) and 30% in fixed-income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total as-sets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets. The fixed-income class includes money market instruments. The average weighted maturity of the Portfolio's portfolio of fixed-income securities is expected to vary between less than one year to 30 years. See "Other Investment Policies and Techniques -- Fixed Income Secu-rities." For temporary defensive purposes, the Portfolio may invest in money market instruments.

 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES

Foreign Securities. Each of the Conservative Investors Portfolio and Growth In-vestors Portfolio may invest without limit in securities which are not publicly traded in the United States, although the Conservative Investors Portfolio gen-erally will not invest more than 15% of its total assets, and the Growth In-vestors Portfolio generally will not invest more than 30% of its total assets, in such securities.

The Growth Investors Portfolio may invest a portion of its assets in developing countries or in countries with new or developing capital markets. The risks as-sociated with investment in foreign securities are generally intensified for these investments. These countries may have relatively unstable governments, economies based on only a few industries or securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The value of foreign investments measured in U.S. dollars will rise or fall be-cause of decreases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Portfolios may buy or sell foreign currencies, options on foreign curren-cies, foreign currency futures contracts (and related options) and deal in for-ward foreign currency exchange contracts in connection with the purchase and sale of foreign investments.

For a description of certain risks associated with investing in foreign securi-ties, see "Other Investment Policies and Techniques-- Foreign Securities," be-low.

Non-Publicly Traded Securities. Each Portfolio may invest in securities which are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). The sale of these securi-ties is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may have to sell them at less than fair market value. Investment in these securities is restricted to 5% of a Portfolio's total assets (not including for these purposes Rule 144A Secu-rities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of total assets in il-liquid securities. To the extent permitted by applicable law, Rule 144A Securi-ties will not be treated as "illiquid" for purposes of the foregoing restric-tion so long as such securities meet liquidity guidelines established by the Board of Directors. See "Other Investment Policies and Techniques-- Illiquid Securities," below.

Mortgage-Backed Securities. Each Portfolio may invest in mortgage-backed secu-rities, including collateralized mortgage obligations or "CMOs." Interest and principal payments (including prepayments) on the mortgages underlying mort-gage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage pre-pays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed se-curities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the real-ized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be re-quired to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

The Portfolios may also invest in certificates representing rights to receive payments of the interest only or principal only of mortgage-backed securities ("IO/PO Strips"). These securities may be more volatile than other types of securities. IO Strips involve the additional risk of loss of the entire re-maining value of the investment if the underlying mortgages were prepaid.

Adjustable Rate Securities. Each Portfolio may invest in adjustable rate secu-rities. Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on ad-justable rate securities may lag behind changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate dur-ing a specified period or over the life of the security.

Asset-Backed Securities. Each Portfolio may invest in asset-backed securities which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured and unsecured. These as-sets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or origina-tor of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receiv-ables tends to dampen the impact of any change in the prepayment level. Cer-tificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not re-alized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the col-lateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Portfolio may in-vest in other asset-backed securities that may be developed in the future.

Investments in High-Yield Securities. The Growth Investors Portfolio may in-vest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Adviser to be of comparable quality ("high-yield secu-rities"). The Growth Investors Portfolio will generally invest in securities with a minimum rating of Caa by Moody's or CCC by S&P or in unrated securities judged by the Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's
(C) or S&P (D) or in unrated securities judged by the Adviser to be of compa-rable quality, if the Portfolio's management determines that there are pros-pects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and com-parable unrated securities) are commonly referred to as "junk bonds." Securi-ties rated D by S&P are in default. As of December 31, 1996, 19.8% of the Portfolio's assets were invested in fixed-income securities all rated (or con-sidered by the Adviser to be of equivalent quality to securities rated) in the category A and above. See "Other Investment Policies and Techniques -- Securi-ties Ratings," "-- Investment in Lower-Rated Fixed-Income Securities" and Ap-pendix A.

In the event that the credit rating of a high-yield security held by the Port-folio falls below its rating at the time of purchase (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the circumstances.

Convertible Securities. Each Portfolio may invest in convertible securities. These securities normally provide a higher yield than the underlying stock but lower than a fixed-income security without the convertible feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock although in some market condi-tions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of the convertible security will also vary to some degree inversely with interest rates. Convert-ible debt securities that are rated below BBB (S&P) or Baa (Moody's) or compa-rable unrated securities as determined by the Adviser may share some or all of the risks of high-yield securities. For a description of these risks, see "In-vestments in High-Yield Securities" above.

Zero-Coupon and Payment-in-Kind Bonds.   The Portfolios may at times invest in
so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest pay-ments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Futures and Options. Each Portfolio may buy and sell stock index futures con-tracts ("index futures") and may buy options on index futures and on stock in-dices for hedging purposes. A Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolios may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. Each Portfolio may also seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest.

The use of futures and options involves certain special risks. Futures and op-tions transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in a Portfolio's portfolio that are the subject of a hedge. The successful use of the strategies described above further depends on the Portfolio's Adviser's ability to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out its futures or options positions. In addition there can be no as-surance that a liquid secondary market will exist for any future or option at any particular time. Certain provisions of the Internal Revenue Code and cer-tain regulatory requirements may limit the Portfolios' ability to engage in futures and options transactions.

Securities Loans, Repurchase Agreements and Forward Commitments. Each Portfo-lio may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total as-sets. These transactions must be fully collateralized at all times, but in-volve some risk to a Fund if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. Each Portfolio may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

GROWTH PORTFOLIO

General. The Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio attempts to achieve its objective by investing primarily in equity securities of companies with a fa-vorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

The Portfolio invests primarily in common stocks and securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income se-curities are expected to vary inversely with changes in interest rates general-ly, when the Adviser expects a general decline in interest rates, the Portfolio may also invest for capital growth in fixed-income securities. The Portfolio may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's or BB or lower by S&P, or in unrated fixed income securities determined by the Adviser to be of comparable quality. For a description of the ratings referred to above, see Appendix A. For temporary defensive purposes, the Portfolio may invest in money market instruments and repurchase agreements.

Foreign Securities. The Portfolio may invest without limit in securities which are not publicly traded in the United States, although the Portfolio generally will not invest more than 15% of its total assets in such securities.

The value of foreign investments measured in U.S. dollars will rise or fall be-cause of decreases or increases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Fund may buy or sell foreign currencies, options on foreign currencies, foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts in connection with the purchase and sale of foreign investments. For a description of certain risks associated with investing in foreign securities, see "Other Investment Policies and Tech-niques -- Foreign Securities," below.

Non-Publicly Traded Securities. The Portfolio may invest in securities which are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). The sale of these securi-ties is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, the Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are regis-tered under applicable Federal and state securities laws, or may have to sell them at less than fair market value. Investment in these securities is re-stricted to 5% of the Portfolio's total assets (not including for these pur-poses Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of total assets in illiquid securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines es-tablished by the Board of Directors. See "Other Investment Policies and Tech-niques -- Illiquid Securities," below.

Investments in High-Yield Securities. The Growth Portfolio may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's BB or lower by S&P, or, it unrated, judged by the Adviser to be of comparable quality ("high-yield securities"). The Portfolio will gener-ally invest in securities with a minimum rating of Caa by Moody's or CCC by S&P or in unrated securities judged by the Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's (C) or S&P (D) or in unrated securities judged by the Adviser to be of comparable quality, if the Portfolio's management determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. See "Other Investment Poli-cies and Techniques -- Securities Ratings," "Investment in Lower-Rated Fixed-Income Securities" and Appendix A. As of December 31, 1996, the percentages of the Portfolio's assets invested in securities rated (or considered by the Ad-viser to be of equivalent quality to securities rated) in particular rating categories were .037% in B and 0% in Caa or CCC.

In the event that the credit rating of a high-yield security held by the Port-folio falls below its rating at the time of purchase (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the circumstances.

Convertible Securities. The Growth Portfolio may invest in convertible securi-ties. These securities normally provide a higher yield than the underlying stock but lower than a fixed-income security without the convertible feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock although in some market con-ditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of the convertible se-curity will also vary to some degree inversely with interest rates. Convertible debt securities that are rated below BBB (S&P) or Baa (Moody's) or comparable unrated securities as determined by the Adviser may share some or all of the risks of high-yield securities. For a description of these risks, see "Invest-ments in High-Yield Securities" above.

Zero-Coupon and Payment-in-Kind Bonds. The Portfolio may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market in-terest rates than bonds which pay interest currently. Both zero-coupon and pay-ment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least an-nually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Futures and Options. The Portfolio may buy and sell stock index futures con-tracts ("index futures") and may buy options on index futures and on stock in-dices for hedging purposes. The Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolio may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to the U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. The Portfolio may also seek to increase its current return by writing covered call and put options on securities its owns or in which it may invest.

The use of futures and options involves certain special risks. Futures and op-tions transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in the Portfolio's portfolio that are the subject of the hedge. The successful use of the strategies described above further depends on the Adviser's ability to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out its futures or options positions. In addition there can be no assurance that a liquid secondary market will exist for any future option at any particu-lar time. Certain provisions of the Internal Revenue Code and certain regula-tory requirements may limit the Portfolio's ability to engage in futures and options transactions.

Securities Loans, Repurchase Agreements and Forward Commitments. The Portfolio may lend portfolio securities amounting to not more than 25% of its total as-sets and may enter into repurchase agreements on up to 25% of its total assets. These transactions must be fully collateralized at all times but involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. The Port-folio may also purchase securities for future delivery, which may increase its overall investment exposure and involve a risk of loss if the value of the se-curities declines prior to the settlement date.

OTHER INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise noted below, the following description of other investment policies is applicable to all of the Portfolios:

 REPURCHASE AGREEMENTS

Any Portfolio may enter into agreements pertaining to U.S. Government Securi-ties or, in the case of the Conservative Investors Portfolio, the Growth In-vestors Portfolio and the Growth Portfolio, pertaining to the types of securi-ties in which it invests, with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).

A repurchase agreement arises when a buyer purchases a security and simultane-ously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexi-bility in pursuit of investment of a longer-term nature. Each Portfolio re-quires continual maintenance for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the re-sale price. In the event a vendor defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established pro-cedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Portfolios enter into repurchase agreement transactions.

 WRITING COVERED CALL OPTIONS

The Growth and Income Portfolio may write covered call options listed on one or more national securities exchanges. A call option gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to purchase from the writer of the option a specified number of shares of a speci-fied security on or before a fixed date, at a predetermined price. The Portfo-lio may not write call options unless the Portfolio at all times during the op-tion period owns the optioned securities, or securities convertible or carrying rights to acquire the optioned securities at no additional cost. The Portfolio may not write covered call options in excess of 25% of the Portfolio's assets.

The Portfolio may terminate its obligation to the holder of an option written by the Portfolio through a "closing purchase transaction." The Portfolio may not, however, effect a closing purchase transaction with respect to such an op-tion after it has been notified of the exercise of such option. The Portfolio realizes a profit or loss from a closing purchase transaction if the cost of the transaction is more or less than the premium received by the Portfolio from writing the option. Although the writing of covered call options only on na-tional securities exchanges increases the likelihood of the Portfolio being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to effect closing purchase transactions at any particu-lar time or at an acceptable price. The writing of covered call options could result in increases in the portfolio turnover of the Portfolio, especially dur-ing periods when market prices of the underlying securities appreciate.

 LOANS OF PORTFOLIO SECURITIES

Each Portfolio may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that cash, U.S. Government securi-ties, other liquid high-quality debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securi-ties to a particular borrower, the Adviser (subject to review by the Direc-tors) will consider all relevant facts and circumstances, including the cred-itworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned thereon and the Portfolio may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. Each Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distri-butions. Each Portfolio may pay reasonable finders', administrative and custo-dial fees in connection with a loan. The Directors will monitor the lending of securities by each Portfolio. No more than 30% of the value of the assets of each Portfolio may be loaned at any time, nor will a Portfolio lend its port-folio securities to any officer, director, employee or affiliate of either the Fund or the Adviser.

 FOREIGN SECURITIES

Each of the Portfolios may invest in listed and unlisted foreign securities without limitation, although the Growth and Income Portfolio intends to re-strict its investment in foreign securities to issues of high quality. The Portfolios may convert U.S. Dollars into foreign currency, but only to effect securities transactions on a foreign securities exchange and not to hold such currency as an investment. Each Portfolio may enter into forward foreign cur-rency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates.

To the extent a Portfolio invests in foreign securities, consideration is given to certain factors comprising both risk and opportunity. The values of foreign securities investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including with-holding taxes, changes in governmental administration or economic, taxation or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. dollar value of the Portfolio's net assets and income at-tributable to foreign securities. Costs are incurred in connection with con-versions between various currencies held by a Portfolio. In addition, there may be substantially less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to ac-counting, auditing and financial reporting standards and requirements compara-ble to those of domestic issuers. Foreign issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the as-sets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which a Portfolio will invest require, for both tax and ac-counting purposes, that certain assets and liabilities be restated on the is-suer's balance sheet in order to express items in terms of currency of con-stant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restate-ments for inflation and may not accurately reflect the real condition of those issuers and securities markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including ex- propriation, confiscatory taxation, lack of uniform ac-counting and auditing standards and potential difficulties in enforcing con-tractual obligations and could be subject to extended settlement periods.

 ILLIQUID SECURITIES

Subject to any more restrictive applicable investment policies, none of the Portfolios will maintain more than 15% of its net assets in illiquid securi-ties. For purposes of each Portfolio's investment objectives and policies and investment restrictions, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual re-strictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter, and (c) repurchase agreements not termina-ble within seven days. Securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, that have legal or contractual re-strictions on resale but have a readily available market are not deemed illiq-uid for purposes of this limitation. The Adviser will monitor the liquidity of such securities under the supervision of the Board of Directors. See the Statement of Additional Information for further discussion of illiquid securi-ties.

 FIXED-INCOME SECURITIES

The value of the shares of each Portfolio that invests in fixed-income securi-ties will fluctuate with the value of such investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfo-lio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.

In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and reali-zation of capital losses on securities in a Portfolio's portfolio will be un-avoidable. Moreover, medium- and lower-rated securities and non-rated securi-ties of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

 SECURITIES RATINGS

The ratings of fixed-income securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily re-flect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be vary-ing degrees of difference in credit risk of securities within each rating cat-egory.

 INVESTMENT IN FIXED-INCOME SECURITIES  RATED BAA AND BBB

Securities rated Baa or BBB are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities, as de-scribed below. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

 INVESTMENT IN LOWER-RATED FIXED-INCOME  SECURITIES

Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capac-ity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addi-tion, lower-rated securities may be more susceptible to real or perceived ad-verse economic conditions than investment grade securities, although the mar-ket values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative character-istics.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established sec-ondary market for lower-rated securities, a Portfolio's may experience diffi-culty in valuing such securities and, in turn, the Portfolio's assets.

The Adviser will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political condi-tions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Adviser's re-search and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering invest-ments for the Portfolio, the Adviser will attempt to identify those high-yield-ing securities whose financial condition is adequate to meet future obliga-tions, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or divi-dend coverage, asset coverage, earnings prospects, and the experience and mana-gerial strength of the issuer.

Certain lower-rated securities in which the Growth Investors Portfolio, the Conservative Investors Portfolio and the Growth Portfolio may invest, contain call or buy-back features which permit the issuer of the security to call or repurchase it. Such securities may present risks based on payment expectations. If an issuer exercises such a provision and redeems the security, the Portfolio may have to replace the called security with a lower yielding security, result-ing in a decreased rate of return for the Portfolio.

 DEFENSIVE POSITION

When business or financial conditions warrant, the Growth and Income Portfolio may assume a temporary defensive position and invest without limit in high grade fixed income securities or hold their assets in cash equivalents, includ-ing (i) short-term obligations of the U.S. Government and its agencies or in-strumentalities, (ii) certificates of deposit, bankers' acceptances and inter-est-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and
(iii) commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 or higher by Moody's or, if not rated, issued by companies which have an out-standing debt issue rated AA or higher by S&P or Aa or higher by Moody's.

For temporary defensive purposes, the Conservative Investors Portfolio, the Growth Investors Portfolio and the Growth Portfolio may invest in money market instruments. The Growth Portfolio may also invest in repurchase agreements.

 PORTFOLIO TURNOVER

Generally, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits or for the purpose of exercis-ing control. When circumstances warrant, however, securities may be sold with-out regard to the length of time held.

Although the Fund cannot accurately predict its annual portfolio turnover rate, the Adviser does not expect the annual portfolio turnover of the Growth and In-come Portfolio to exceed 100%. A 100% annual portfolio turnover rate would oc-cur, for example, if all of the stocks in a portfolio were replaced in a period of one year. A 100% turnover rate is greater than that of most other investment companies, including those which emphasize capital appreciation as a basic pol-icy, and may result in correspondingly greater brokerage commissions being paid by the Portfolio and a higher incidence of short-term capital gain taxable as ordinary income. It is anticipated that the annual portfolio turnover rate of the Growth and Income Portfolio may be in excess of 50% but less than 100%. See "Dividends, Distributions and Taxes."

Management expects that the annual turnover in the Growth Investors Portfolio and the Growth Portfolio will not exceed 200%.

An annual turnover rate of 200% occurs, for example, when all the securities in a Portfolio are replaced twice in a period of one year. Management expects that the annual turnover in the Conservative Investors Portfolio will not ex-ceed 100%. An annual turnover rate of 100% occurs, for example, when all the securities in a Portfolio are replaced once in a period of one year.

A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of a Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Dividends, Distribu-tions and Taxes."

CERTAIN FUNDAMENTAL INVESTMENT POLICIES

The Fund has adopted certain fundamental investment policies applicable to the Portfolios which may not be changed with respect to a Portfolio without the approval of the shareholders of a Portfolio. Certain of those fundamental in-vestment policies are set forth below. For a complete listing of such funda-mental investment policies, see the Statement of Additional Information.

Briefly, with respect to the Growth and Income Portfolio, these fundamental investment policies provide that the Portfolio may not: (i) invest in securi-ties of any one issuer (including repurchase agreements with any one entity) other than securities issued or guaranteed by the United States Government, if immediately after such purchases more than 5% of the value of its to-tal assets would be invested in such issuer, except that 25% of the value of the total assets of the Portfolio may be invested without regard to such 5% limitation;
(ii) acquire more than 10% of any class of the outstanding securi-ties of any issuer (for this purpose, all preferred stock of an issuer shall be deemed a single class, and all indebtedness of an issuer shall be deemed a single class);
(iii) invest more than 25% of the value of its total assets at the time an investment is made in the securities of issuers conducting their principal business activities in any one industry, except that there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest-bearing deposits. For purposes of this investment restriction, the electric, gas, telephone and water business shall each be considered as a separate industry; (iv) borrow money, except that the Portfolio may borrow money only for extraordinary or emergency pur-poses and then only in amounts not exceeding 15% of its total assets at the time of borrowing; (v) mortgage, pledge or hypothecate any of its assets, ex-cept as may be necessary in connection with permissible borrowings described in paragraph (iv) above (in an aggregate amount not to exceed 15% of total assets of the Portfolio), or as permitted in connection with short sales of securities "against the box" by the Growth Portfolio, as described above; (vi) invest in illiquid securities if immediately after such investment more than 10% of the Portfolio's total assets (taken at market value) would be invested in such securities or (vii) invest more than 10% of the value of its total as-sets in repurchase agreements not terminable within seven days.

With respect to the Conservative Investors Portfolio, the Growth Investors Portfolio and the Growth Portfolio, these fundamental investment policies pro-vide that a Portfolio may not: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of the Portfolio's total assets may be invested without regard to this restriction; or (ii) in-vest 25% or more of its total assets in the securities of any one industry. (Obligations of a foreign government and its agencies or instrumentalities constitute a separate "industry" from those of another foreign government.)

In addition, the Fund has adopted an investment policy, which is not desig-nated a "fundamental policy" within the meaning of the Act, of intending to have each Portfolio comply at all times with the diversification requirements prescribed in Section 817(h) of the Internal Revenue Code or any successor thereto and the applicable Treasury Regulations thereunder. This policy may be changed upon notice to shareholders of the Fund, but without their approval.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

DIRECTORS

John D. Carifa, Chairman of the Board and President, is President of Alliance Capital Management Corporation ("ACMC"), the sole general partner of the Ad-viser, with which he has been associated since prior to 1992.

Ruth Block is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). She was formerly an Executive Vice President and the Chief Insurance Officer of The Equitable Life Assurance Society of the United States since prior to 1992.

David H. Dievler was formerly President of the Fund, and a Senior Vice Presi-dent of ACMC, with which he had been associated since prior to 1992. He is currently an independent consultant.

John H. Dobkin is President of Historic Hudson Valley (historic preservation) since prior to 1992. Previously, he was Director of the National Academy of Design. From 1987 to 1992, he was a Director of ACMC.

William H. Foulk, Jr. is an investment adviser and an independent consultant. He was formerly a Senior Manager of Barrett Associates, Inc., a registered in-vestment adviser, with which he had been associated since prior to 1992.

Dr. James M. Hester is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation since prior to 1992. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University.

Clifford L. Michel is a member of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is president and Chief Executive Officer of Wenonah Development Company (investments) and a Di-rector of Placer Dome, Inc. (mining).

Donald J. Robinson was formerly a partner at Orrick, Herrington & Sutcliffe and is currently Senior Counsel to that firm. He was also a Trustee of the Mu-seum of the City of New York from 1972-1995.

ADVISER

Alliance Capital Management L.P. (the "Adviser"), a Delaware limited partner-ship with principal offices at 1345 Avenue of the Americas, New York, New York 10105 has been retained under an investment advisory agreement (the "Invest-ment Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each of the Fund's Portfolios subject to the general supervision and control of the Board of Directors of the Fund. The employee of the Adviser principally responsible for the Growth and Income Portfolio's investment program since its inception is Paul Rissman, who is a Vice President of ACMC with which he has been associated since prior to 1992. The employee of the Adviser principally responsible for the invest-ment program since February 1996 of the Conservative Investors Portfolio and Growth Investors Portfolio is Robert G. Heisterberg, who is Senior Vice Presi-dent of the Adviser, with which he has been associated since prior to 1992. The employee of the Adviser principally responsible for the investment program since inception of the Growth Portfolio is Tyler J. Smith, who is a Senior Vice President of the Adviser. Prior to joining the Adviser in July 1993, Mr. Smith was employed by Equitable Capital or its affiliates since prior to 1992.

The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1996 totaling more than $182 billion (of which approximately $63 billion represented the assets of investment com-panies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by the Ad-viser comprising 110 separate investment portfolios currently have over two million shareholders. As of December 31, 1996, the Adviser was retained as an investment manager by 34 of the Fortune 100 companies.

ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equi-table Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly owned sub-sidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

The Adviser provides investment advisory services and order placement facili-ties for each of the Fund's Portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Ad-viser or its affiliates also furnish the Fund, without charge, management su-pervision and assistance and office facilities and provide persons satisfac-tory to the Fund's Board of Directors to serve as the Fund's officers. Each of the Portfolios pays the Adviser at the following annual percentage rate of its average daily net asset value:

Growth and Income Portfolio                                   .625%
Conservative Investors Portfolio                              .750%
Growth Investors Portfolio                                    .750%
Growth Portfolio                                              .750%

The fees are accrued daily and paid monthly. For the year ended December 31, 1996, the Adviser received no net advisory fees from the Growth Investors Portfolio. For the year ended December 31, 1996 the Adviser received an advi-sory fee from the Growth and Income Portfolio, the Growth Portfolio and the Conservative Investors Portfolio so that each such Portfolio paid an advisory fee equal to .63%, .74% and .30% of each such Portfolio's average net assets.

EXPENSES OF THE FUND

In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Fund pays certain other costs including (a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) cost of maintaining the Fund's ex-istence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registra-tion and filing with the Commission and with state regulatory authorities, and
(j) cost of certain personnel of the Adviser or its affiliates rendering cler-ical, accounting and other services to the Fund.

As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Investment Advisory Agreement, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or by its affiliates; in such event, the services are provided to the Fund at cost and the payments specifically ap-proved in advance by the Fund's Board of Directors.

For the year ended December 31, 1996, the ordinary operating expenses of the Growth and Income Portfolio were .82%, the Conservative Investors Portfolio were .95%, the Growth Portfolio were .93% and the Growth Investors Portfolio were .95% of each such Portfolio's average net assets, all net of voluntary expense reimbursements.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Shares of each Portfolio of the Fund are offered on a continuous basis di-rectly by the Fund and by Alliance Fund Distributors, Inc., the Fund's Princi-pal Underwriter, to the separate accounts of certain life insurance companies without any sales or other charge, at each Portfolio's net asset value, as de-scribed below. The separate accounts of insurance companies place orders to purchase shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be ef-fected on that day pursuant to variable annuity contracts and variable life insurance policies which are funded by shares of the Portfolios. The Fund reserves the right to suspend the sale of the Fund's shares in response to conditions in the securi-ties markets or for other reasons. Individuals may not place orders directly with the Fund. See the Prospectus of the separate account of the participating insurance company for more information on the purchase of Portfolio shares.

The public offering price of each Portfolio's shares is their net asset value. The per share net asset value of each Portfolio is computed in accordance with the Fund's Articles of Incorporation and By-Laws, at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares. The Fund's per share net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday exclusive of days on which the Exchange is closed (most national holidays and Good Friday). For purposes of this computation, the securities in each Portfolio are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Direc-tors believe would accurately reflect fair market value. Portfolio securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities.

REDEMPTION OF SHARES

An insurance company separate account may redeem all or any portion of the shares of any Portfolio in its account at any time at the net asset value per share of that Portfolio next determined after a redemption request in proper form is furnished to the Fund or the Principal Underwriter. Any certificates representing shares being redeemed must be submitted with the redemption re-quest. Shares redeemed are entitled to earn dividends, if any, up to and in-cluding the day redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

The right of redemption may be suspended or the date of payment may be post-poned for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by a Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of a Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund. For in-formation regarding how to redeem shares in the Fund please see your insurance company separate account prospectus.

--------------------------------------------------------------------------------
                      DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each of the Portfolios will declare and distribute dividends from net invest-ment income and will distribute its net capital gains, if any, at least annu-ally. Such income and capital gains distributions will be made in shares of such Portfolios.

Each Portfolio of the Fund qualified and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, each Portfolio will not be subject to Federal income or excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable when left to accumulate within a vari-able annuity (other than an annuity interest owned by a person who is not a natural person) or variable life insurance contract. Distributions of net in-vestment income and net short-term capital gain will be treated as ordinary income and distributions of net long-term capital gain will be treated as long-term capital gain in the hands of the insurance companies.

Section 817(h) of the Code requires that the investments of a segregated asset ac-count of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated there- under, in order for the holders of the variable annuity contracts or variable life insurance policies under-lying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated in-vestment company. Each Portfolio plans to satisfy these conditions at all times so that the shares of each Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

For information concerning federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the or-ders for portfolio transactions for the Fund. Portfolio transactions for the Growth and Income Portfolio and the Growth Portfolio are normally effected by brokers, and transactions for the Conservative Investors Portfolio and the Growth Investors Portfolio are normally effected through issuers, underwriters, major dealers acting as principals and brokers.

The Fund has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing or-ders, it is the policy of the Fund to obtain the best price and execution for its transactions. Consistent with the objective of obtaining best execution, the Fund may use brokers and dealers who provide research, statistical and other information to the Adviser.

There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker. Consistent with the Rules of Fair Practice of the Na-tional Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transac-tions with the Fund.

The Fund may from time to time place orders for the purchase or sale of securi-ties on an agency basis with Donaldson, Lufkin & Jenrette Securities Corpora-tion, an affiliate of the Adviser, and with brokers which may have their trans-actions cleared or settled, or both, by the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation, for which Donaldson, Lufkin and Jenrette Securities Corporation may receive a portion of the brokerage commis-sion. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that Donaldson, Lufkin & Jenrette Securities Corpo-ration is an affiliate of the Adviser.

ORGANIZATION

The Fund is a Maryland corporation organized on November 17, 1987. The autho-rized capital stock of the Fund consists solely of 10,000,000,000 shares of Common Stock having a par value of $.001 per share, which may, without share-holder approval, be divided into an unlimited number of series. Such shares are currently divided into 19 series, one underlying each Portfolio. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series on matters, such as the election of Directors, that affect all Portfolios in substantially the same manner. Mary-land law does not require a registered investment company to hold annual meet-ings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Directors. Shares of each Portfolio are freely transferable, are entitled to dividends as determined by the Board of Directors and, in liquida-tion of the Fund, are entitled to receive the net assets of that Portfolio. Shareholders have no preference, pre-emptive or conversion rights. In accor-dance with current law, it is anticipated that an insurance company issuing a variable annuity contract or variable life insurance policy that participates in the Fund will request voting instructions from contract or policyholders and will vote shares in the separate account in accordance with the voting in-structions received.

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, an indirect wholly-owned subsidiary of the Adviser, is the Princi-pal Underwriter of shares of the Fund.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachu-setts 02110, acts as Custodian for the securities and cash of the Fund and as its dividend disbursing agent, but plays no part in deciding on the purchase or sale of portfolio securities.

REGISTRAR AND DIVIDEND-DISBURSING AGENT

Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Ad-viser, located at 500 Plaza Drive, Secaucus, New Jersey, 07094, acts as the Fund's registrar and dividend-disbursing agent.

PERFORMANCE INFORMATION

From time to time the Fund advertises its "total return." The Fund's "total return" is its average annual compounded total return for its most recently completed one, five, and ten-year periods (or the period since the Fund's in-ception). The Fund's total re-turn for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

The Fund's total return is not fixed and will fluctuate in response to pre-vailing market conditions or as a function of the type and quality of the se-curities in the Fund's portfolio and the Fund's expenses. Total return infor-mation is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

Advertisements quoting performance rankings of the Fund as measured by finan-cial publications or by independent organi-zations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as the Wall Street Journal, The New York Times, Barrons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

ADDITIONAL INFORMATION

Any shareholder inquiries may be directed to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Prospectus. This Prospectus and the Statement of Additional Information which has been in-corporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

This Prospectus does not constitute an offering in any state in which such of-fering may not lawfully be made.

                                   APPENDIX A

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long-term risks appear somewhat larger than the Aaa securi-ties.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING: When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modi-fier 1 indicates that the security ranks in the higher end of its generic rat-ing category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal al-though it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay in-terest and repay principal. BB indicates the least degree of speculation and CCC the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major expo-sures to adverse conditions.

  C1: The rating C1 is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopar-dized.

  PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the ad-dition of a plus or minus sign to show relative standing within the major rat-ing categories.

  NR: Not rated.

DUFF & PHELPS CREDIT RATING CO.

  AAA: Highest credit quality. Risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic condi-tions.

  A+, A, A-: Protection factors are average but adequate. However, risk fac-tors are more variable and greater in periods of economic stress.

  BBB+, BBB, BBB-: Below average protection factors but still considered suf-ficient for prudent investment. Considerable variability in risk during eco-nomic cycles.

  BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate ac-cording to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely ac-cording to economic cycles, industry conditions and/or company fortunes. Po-tential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substan-tial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

  AAA: Bonds considered to be investment grade and of the highest credit qual-ity. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, al-though not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future de-velopments, short-term debt of these issuers is generally rated F- 1+.

  A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is consid-ered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could as-sist the obligor in satisfying its debt service requirements.

  B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity through-out the life of the issue.

  CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

  The ability to meet obligations requires an advantageous business and eco-nomic environment.

  CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C: Bonds are in imminent default in payment of interest or principal.

  DDD, DD, D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ul-timate recovery value in liquidation or reorganization of the obligor. DDD rep-resents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

  PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to in-dicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

  NR: Indicates that Fitch does not rate the specific issue.

This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398

[LOGO OF ALLIANCE CAPITAL APPEARS HERE]
                                                     ALLIANCE VARIABLE PRODUCTS
                                                       SERIES FUND, INC.

-------------------------------------------------------------------------------
P.O. BOX 1520, SECAUCUS, NEW JERSEY 07096-1520
TOLL FREE (800) 221-5672
-------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end se-ries investment company designed to fund variable annuity contracts and vari-able life insurance policies to be offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described be-low which have differing investment objectives and policies.

-------------------------------------------------------------------------------
              A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES
-------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO -- seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through invest-ments primarily in dividend-paying common stocks of good quality.
CONSERVATIVE INVESTORS PORTFOLIO -- seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a di-versified mix of publicly traded equity and fixed-income securities.
GROWTH INVESTORS PORTFOLIO -- seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a di-versified mix of publicly traded equity and fixed-income securities.
GROWTH PORTFOLIO -- seeks long-term growth of capital by investing primarily in common stocks and other equity securities.
TECHNOLOGY PORTFOLIO -- seeks growth of capital through investment in compa-nies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.
QUASAR PORTFOLIO -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests principally in a diversified portfolio of eq-uity Securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

-------------------------------------------------------------------------------
                             PURCHASE INFORMATION
-------------------------------------------------------------------------------
The Fund will offer and sell its shares only to separate accounts of certain life insurance companies, for the purpose of funding variable annuity con-tracts and variable life insurance policies. Sales will be made without sales charge at each Portfolio's per share net asset value. Further information can be obtained from Alliance Fund Services, Inc. at the address or telephone num-ber shown above.
An investment in the Fund is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

-------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
-------------------------------------------------------------------------------
This Prospectus sets forth concisely the information which a prospective in-vestor should know about the Fund and each of the Portfolios before applying for certain variable annuity contracts and variable life insurance policies offered by participating insurance companies. It should be read in conjunction with the Prospectus of the separate account of the specific insurance product which accompanies this Prospectus. A "Statement of Additional Information" dated May 1, 1997, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or telephone number shown above.
(R) :This is a registered mark used under license from the owner, Alliance Capital Management L.P.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            PROSPECTUS/May 1, 1997
 Investors are advised to carefully read this Prospectus and to retain it for future reference.

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee. Shareholder transactions shown are net of expense reimbursement.

                                       GROWTH
                                         AND    CONSERVATIVE  GROWTH
                                       INCOME    INVESTORS   INVESTORS  GROWTH
                                      PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO
                                      --------- ------------ --------- ---------
  ANNUAL PORTFOLIO OPERATING
   EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET
   ASSETS)
   Management Fees..................     .63%       .30%          0%      .74%
   Other Expenses...................     .19%       .65%        .95%      .19%
                                         ---        ---         ---       ---
   Total Portfolio Operating
    Expenses........................     .82%       .95%        .95%      .93%
                                         ===        ===         ===       ===

--------
 * Net of expense reimbursement.

                                                           TECHNOLOGY   QUASAR
                                                           PORTFOLIO* PORTFOLIO*
                                                           ---------- ----------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees.......................................     .33%         0%
   Other Expenses........................................     .62%       .95%
                                                              ---        ---
   Total Portfolio Operating Expenses....................     .95%       .95%
                                                              ===        ===

--------
* Annualized

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period).

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Growth and Income Portfolio.....................  $ 8     $26     $46     $101
Conservative Investors Portfolio................  $10     $30     $53     $117
Growth Investors Portfolio......................  $10     $30     $53     $117
Growth Portfolio................................  $10     $31     $51     $114
Technology Portfolio............................  $10     $30     $53     $117
Quasar Portfolio................................  $10     $30     $53     $117

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. Expense Information for the Growth and Income Portfolio has been restated to reflect current fees. The expenses listed in the table for the Growth and Income Portfolio, Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, Technology Portfolio and Quasar Portfo-lio are net of voluntary expense reimbursements, which are not required to be continued indefinitely; however, the Adviser intends to continue such reim-bursements for the foreseeable future. The expenses of the following Portfo-lios, before expense reimbursements, would be: Growth and Income Portfolio:
Management Fees -- .63%, Other Expenses -- .19% and Total Portfolio Operating Expenses -- .82%; Conservative Investors Portfolio: Management Fees -- .75%, Other Expenses -- .65% and Total Portfolio Operating Expense -- 1.40%; Growth Investors Portfolio: Management Fees -- .75%, Other Expenses -- 1.10% and To-tal Portfolio Operating Expenses --1.85%; Growth Portfolio: Management Fees --
 .75%, Other Expenses --.18% and Total Portfolio Operating Expenses -- .93%. Technology Portfolio: Management Fees -- 1.00%, Other Expenses -- .62% and To-tal Operating Expenses -- 1.62%. Quasar Portfolio: Management Fees -- 1.00%, Other Expenses -- 3.44% and Total Operating Expenses -- 4.44%. The example should not be considered representative of future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  The following information as to net asset value, ratios and certain supple-mental data for each of the periods shown below has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon (referring to Financial Highlights) appears in the Statement of Additional In-formation. The following information should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Further information about the Fund's performance is contained in the Fund's annual report, which is available without charge upon request.

                                      GROWTH AND INCOME PORTFOLIO
                          ---------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------
                            1996       1995       1994       1993       1992
                          --------    -------    -------    -------    ------
Net asset value, begin-
 ning of period.........  $  15.79    $ 11.85    $ 12.18    $ 10.99    $10.35
                          --------    -------    -------    -------    ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............       .24(c)     .27(c)     .10(c)     .01(c)    .10(c)
 Net realized and
  unrealized gain (loss)
  on investments........      3.18       3.94       (.16)      1.27       .71
                          --------    -------    -------    -------    ------
 Net increase (decrease)
  in net asset value
  from operations.......      3.42       4.21       (.06)      1.28       .81
                          --------    -------    -------    -------    ------
LESS: DIVIDENDS AND DIS-
 TRIBUTIONS
 Dividends from net in-
  vestment income.......      (.25)      (.13)      (.10)      (.06)     (.17)
 Distributions from net
  realized gains........     (2.56)      (.14)      (.17)      (.03)      -0-
                          --------    -------    -------    -------    ------
 Total dividends and
  distributions.........     (2.81)      (.27)      (.27)      (.09)     (.17)
                          --------    -------    -------    -------    ------
 Net asset value, end of
  period................  $  16.40    $ 15.79    $ 11.85    $ 12.18    $10.99
                          ========    =======    =======    =======    ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............     24.09%     35.76%      (.35)%    11.69%     7.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of pe-
  riod (000's omitted)..  $126,729    $41,993    $41,702    $22,756    $7,803
 Ratio to average net
  assets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................       .82%       .79%       .90%      1.18%      .99%
 Expenses, before waiv-
  ers and reimburse-
  ments.................       .82%       .79%       .91%      1.28%     2.09%
 Net investment income..      1.58%      1.95%      1.71%      1.76%     2.42%
 Portfolio turnover
  rate..................        87%       150%        95%        69%       49%
 Average commission rate
  paid(f)...............    $.0602        -0-        -0-        -0-       -0-

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed by the investment adviser.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is re-quired to disclose its average commission rate per share for trades on which commissions are charged.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         GROWTH PORTFOLIO                         CONSERVATIVE INVESTORS PORTFOLIO
                          ------------------------------------------------- -----------------------------------------------
                                                      SEPTEMBER 15, 1994(A)                             OCTOBER 28, 1994(A)
                           YEAR ENDED    YEAR ENDED            TO            YEAR ENDED     YEAR ENDED          TO
                          DECEMBER 31,  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                              1996          1995              1994              1996           1995            1994
                          ------------  ------------  --------------------- ------------   ------------ -------------------
Net asset value,
 beginning of period....    $  14.23      $ 10.53            $10.00           $ 11.76         $10.07          $10.00
                            --------      -------            ------           -------         ------          ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............         .06(c)       .17(c)            .03(c)            .45(c)         .51(c)          .06(c)
 Net realized and
  unrealized gain (loss)
  on investments........        3.95         3.54               .50              (.01)(g)       1.20             .01
                            --------      -------            ------           -------         ------          ------
 Net increase (decrease)
  in net asset value
  from operations.......        4.01         3.71               .53               .44           1.71             .07
                            --------      -------            ------           -------         ------          ------
LESS: DIVIDENDS AND
 DISTRIBUTIONS
 Dividends from net
  investment income.....        (.04)        (.01)              -0-              (.09)          (.02)            -0-
 Distributions from net
  realized gains .......        (.28)         -0-               -0-              (.04)             0             -0-
                            --------      -------            ------           -------         ------          ------
 Total dividends and
  distributions ........        (.32)        (.01)              -0-              (.13)          (.02)            -0-
                            --------      -------            ------           -------         ------          ------
 Net asset value, end of
  period................    $  17.92      $ 14.23            $10.53           $ 12.07         $11.76          $10.07
                            ========      =======            ======           =======         ======          ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............       28.49%       35.23%             5.30%             3.79%         16.99%           0.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............    $138,688      $45,220            $5,492           $21,729         $7,420          $  701
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........         .93%         .95%              .95%(e)           .95%           .95%            .95%(e)
 Expenses, before
  waivers and
  reimbursements........         .93%        1.27%             4.19%(e)          1.40%          4.25%          20.35%(e)
 Net investment income..         .35%        1.31%             1.17%(e)          3.93%          4.65%           3.55%(e)
 Portfolio turnover
  rate..................          98%          86%               25%              211%            61%              2%
 Average commission rate
  paid(f)...............      $0.578          -0-               -0-            $.0578            -0-             -0-

                                   GROWTH INVESTORS PORTFOLIO            TECHNOLOGY PORTFOLIO QUASAR PORTFOLIO
                          ---------------------------------------------- -------------------- -----------------
                                                     OCTOBER 28, 1994(A)
                           YEAR ENDED    YEAR ENDED          TO          JANUARY 11, 1996(A)  AUGUST 5, 1996(A)
                          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,              TO                 TO
                              1996          1995            1994          DECEMBER 31, 1996   DECEMBER 31, 1996
                          ------------  ------------ ------------------- -------------------- -----------------
Net asset value,
 beginning of period....    $ 11.87        $ 9.86          $10.00              $ 10.00             $10.00
                            -------        ------          ------              -------             ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income(b).............        .24(c)        .35(c)          .04(c)               .11(c)             .04(c)
 Net realized and
  unrealized loss on
  investments...........        .72          1.67            (.18)                 .93                .60
                            -------        ------          ------              -------             ------
 Net increase (decrease)
  in net asset value
  from operations.......        .96          2.02            (.14)                1.04                .64
                            -------        ------          ------              -------             ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....       (.07)         (.01)            -0-                  -0-                -0-
 Distributions from net
  realized gains........       (.02)          -0-             -0-                  -0-                -0-
                            -------        ------          ------              -------             ------
 Total dividends and
  distributions.........       (.09)         (.01)            -0-                  -0-                -0-
                            -------        ------          ------              -------             ------
 Net asset value, end of
  period................    $ 12.74        $11.87          $ 9.86              $ 11.04             $10.64
                            =======        ======          ======              =======             ======
TOTAL RETURN
 Total investment return
  based on net asset
  value(d)..............       8.18%        20.48%          (1.40)%              10.40%              6.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............    $10,709        $4,978          $  321              $28,083             $8,842
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........        .95%          .95%            .95%(e)              .95%(e)            .95%(e)
 Expenses, before
  waivers and
  reimbursements........       1.85%         6.17%          41.62%(e)             1.62%(e)           4.44%(e)
 Net investment income..       2.01%         3.21%           2.29%(e)             1.17%(e)            .93%(e)
 Portfolio turnover
  rate..................        160%           50%              3%                  22%                40%
 Average commission rate
  paid(f)...............     $.0562           -0-             -0-              $ .0553             $.0511

--------
(a) Commencement of operations.
(b) Net of expenses reimbursed by investment adviser.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is re-quired to disclose its average commission rate per share for trades on which commissions are charged.
(g) The amount shown in this caption for a share outstanding throughout the pe-riod may not accord with the change in realized and unrealized gains and losses in the portfolio securities for the period because of timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.

--------------------------------------------------------------------------------
                         DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INTRODUCTION TO THE FUND

The Fund was established as a corporation in Maryland. The Fund is an open-end management investment company commonly known as a "mutual fund" whose shares are offered in separate series each referred to as a "Portfolio." Because the Fund offers multiple Portfolios, it is known as a "series fund." Each Portfo-lio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies.

A shareholder in a Portfolio will be entitled to his or her pro rata share of all dividends and distributions arising from that Portfolio's assets and, upon redeeming shares of that Portfolio, the shareholder will receive the then cur-rent net asset value of that Portfolio represented by the redeemed shares. (See "Purchase and Redemption of Shares"). While the Fund has no present in-tention of doing so, the Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.

The Fund currently has 19 Portfolios, six of which are offered by this Pro-spectus: the Growth and Income Portfolio, the Conservative Investors Portfo-lio, the Growth Investors Portfolio, the Growth Portfolio, the Technology Portfolio and the Quasar Portfolio.

The Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

It is conceivable that in the future it may be disadvantageous for variable annuity and variable life insurance separate accounts to invest simultaneously in the Fund. Currently, however, the Fund does not foresee any disadvantage to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Directors intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in re-sponse thereto.

The investment objectives and policies of each Portfolio are set forth below. There can be, of course, no assurance that any of the Portfolios will achieve its respective investment objectives.

INVESTMENT OBJECTIVES AND POLICIES

GENERAL

Each Portfolio has different investment objectives which it pursues through separate investment policies as described herein. The differences in objec-tives and policies among the Portfolios determine the types of portfolio secu-rities in which each Portfolio invests, and can be expected to affect the de-gree of risk to which each Portfolio is subject and each Portfolio's yield or return. Each Portfolio's investment objectives cannot be changed without ap-proval by the holders of a majority of such Portfolio's outstanding voting se-curities, as defined in the Investment Company Act of 1940, as amended

(the "Act"). The Fund may change each Portfolio's investment policies that are not designated "fundamental policies" within the meaning of the Act upon no-tice to shareholders of the Portfolio, but without their approval. The types of portfolio securities in which each Portfolio may invest are described in greater detail below.

GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio's investment objective is to seek reasonable cur-rent income and reasonable opportunity for appreciation through invest-ments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the Portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

GROWTH INVESTORS PORTFOLIO AND CONSERVATIVE INVESTORS PORTFOLIO

The Conservative Investors Portfolio and Growth Investors Portfolio invest in a variety of fixed-income securities, money market instruments and equity se-curities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to adjust risk while producing desired return objectives. Portfolio management, therefore, will consist not only of specific securities selection but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a particular "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is adverse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of eq-uity market strength. Consequently, the asset mix for the Conservative Invest-ors Portfolio attempts to reduce volatility while providing modest upside po-tential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Growth Investors Portfolio should therefore provide for upside potential without excessive volatility.

The Adviser has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance Capital Management L.P. (the "Adviser"), which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee generally meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consis-tent outlook no change will be made.

The Committee's decisions are based on and may be limited by a variety of fac-tors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Conservative Invest-ors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Growth Investors Portfo-lio are principally based on the longer term total return potential for each asset class.

The Portfolios are permitted to use a variety of hedging techniques to attempt to reduce market interest rate and currency risks.

 INVESTMENT POLICIES

Conservative Investors Portfolio. The investment objective of the Conservative Investors Portfolio is to achieve a high total return without, in the view of the Adviser, undue risk of principal. The Conservative Investors Portfolio at-tempts to achieve its investment objective by allocating varying portions of its assets among investment grade, publicly traded fixed-income securities, money market instruments and publicly traded common stocks and other equity securities of United States and non-United States issuers. The average weighted maturity of the Portfolio's portfolio of fixed-income securities is expected to vary between less than one year to 30 years. See "Other Investment Policies and Techniques-- Fixed Income Securities."

All fixed-income securities owned by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by Standard & Poor's Corporation ("S&P") or Moody's Investors Serv-ice, Inc. ("Moody's") or will be unrated securities of comparable quality as determined by the Adviser. Securities in the fourth such rating category (rated Baa by Moody's or BBB by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obliga-tions than in the case of higher-rated securities. See "Other Investment Poli-cies and Techniques -- Securities Ratings," "-- Investment in Fixed-Income Se-curities Rated Baa and BBB" and Appendix A. In the event that the rating of any security held by the Conservative Investors Portfolio falls below invest-ment grade (or, in the case of an unrated security, the Adviser determines that it is no longer of investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the cir-cumstances.

Equity securities invested in by the Conservative Investors Portfolio will consist of common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants, issued by companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States' economy over time.

The Conservative Investors Portfolio will at all times hold at least 40% of its total assets in investment grade fixed-income securities, each having a duration less than that of a 10-year Treasury bond (the "Fixed Income Core"). The duration of a fixed-income security is the weighted average maturity, ex-pressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Conservative Investors Portfolio is generally expected to hold approxi-mately 70% of its total assets in fixed-income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets. The fixed-income class in-cludes money market instruments. For temporary defensive purposes, the Portfo-lio may invest in money market instruments.

Growth Investors Portfolio. The investment objective of the Growth Investors Portfolio is to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Portfolio attempts to achieve its in-vestment objective by allocating varying portions of its assets among a number of asset classes. Equity investments will include publicly traded common stocks and other equity securities of the type in which the Conservative In-vestors Portfolio may invest but may also include equity securities issued by intermediate and small-sized companies with favorable growth prospects, compa-nies in cyclical industries, companies whose securities are temporarily under-valued, companies in special situations and less widely known companies. Fixed-income investments will include investment grade fixed-income securities (including cash and money market instruments) and may include securities that are rated in the lower rating categories by recognized ratings agencies (i.e., Ba or lower by Moody's or BB or lower by S&P) or that are unrated but deter-mined by the Adviser to be of comparable quality. Lower-rated fixed-income se-curities generally provide greater current income than higher rated fixed-in-come securities, but are subject to greater credit and market risk. The Portfolio will not invest more than 25% of its total assets in securities rated below investment grade, that is, securities rated Ba or lower by Moody's or BB or lower by S&P, or unrated securities deemed to be of comparable qual-ity by the Adviser. See "Other Investment Policies and Techniques -- Securi-ties Ratings," "-- Investment in Lower-Rated Fixed-Income Securities" and Ap-pendix A.

The Growth Investors Portfolio will at all times hold at least 40% of its to-tal assets in publicly traded common stocks and other equity securities of the type purchased by the Conservative Investors Portfolio (the "Equity Core"). The Growth Investors Portfolio is generally expected to hold approximately 70% of its total assets in equity securities (including the Equity Core) and 30% in fixed-income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total as-sets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets. The fixed-income class includes money market instruments. The average weighted maturity of the Portfolio's portfolio of fixed-income securities is expected to vary between less than one year to 30 years. See "Other Investment Policies and Techniques -- Fixed Income Secu-rities." For temporary defensive purposes, the Portfolio may invest in money market instruments.

 ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES

Foreign Securities. Each of the Conservative Investors Portfolio and Growth In-vestors Portfolio may invest without limit in securities which are not publicly traded in the United States, although the Conservative Investors Portfolio gen-erally will not invest more than 15% of its total assets, and the Growth In-vestors Portfolio generally will not invest more than 30% of its total assets, in such securities.

The Growth Investors Portfolio may invest a portion of its assets in developing countries or in countries with new or developing capital markets. The risks as-sociated with investment in foreign securities are generally intensified for these investments. These countries may have relatively unstable governments, economies based on only a few industries or securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

The value of foreign investments measured in U.S. dollars will rise or fall be-cause of decreases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Portfolios may buy or sell foreign currencies, options on foreign curren-cies, foreign currency futures contracts (and related options) and deal in for-ward foreign currency exchange contracts in connection with the purchase and sale of foreign investments.

For a description of certain risks associated with investing in foreign securi-ties, see "Other Investment Policies and Techniques-- Foreign Securities," be-low.

Non-Publicly Traded Securities. Each Portfolio may invest in securities which are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). The sale of these securi-ties is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may have to sell them at less than fair market value. Investment in these securities is restricted to 5% of a Portfolio's total assets (not including for these purposes Rule 144A Secu-rities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of total assets in il-liquid securities. To the extent permitted by applicable law, Rule 144A Securi-ties will not be treated as "illiquid" for purposes of the foregoing restric-tion so long as such securities meet liquidity guidelines established by the Board of Directors. See "Other Investment Policies and Techniques-- Illiquid Securities," below.

Mortgage-Backed Securities. Each Portfolio may invest in mortgage-backed secu-rities, including collateralized mortgage obligations or "CMOs." Interest and principal payments (including prepayments) on the mortgages underlying mort-gage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage pre-pays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed se-curities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the real-ized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be re-quired to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

The Portfolios may also invest in certificates representing rights to receive payments of the interest only or principal only of mortgage-backed securities ("IO/PO Strips"). These securities may be more volatile than other types of securities. IO Strips involve the additional risk of loss of the entire re-maining value of the investment if the underlying mortgages were prepaid.

Adjustable Rate Securities. Each Portfolio may invest in adjustable rate secu-rities. Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on ad-justable rate securities may lag behind changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate dur-ing a specified period or over the life of the security.

Asset-Backed Securities. Each Portfolio may invest in asset-backed securities which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured and unsecured. These as-sets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or origina-tor of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receiv-ables tends to dampen the impact of any change in the prepayment level. Cer-tificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not re-alized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the col-lateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Portfolio may in-vest in other asset-backed securities that may be developed in the future.

Investments in High-Yield Securities. The Growth Investors Portfolio may in-vest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Adviser to be of comparable quality ("high-yield secu-rities"). The Growth Investors Portfolio will generally invest in securities with a minimum rating of Caa by Moody's or CCC by S&P or in unrated securities judged by the Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's
(C) or S&P (D) or in unrated securities judged by the Adviser to be of compa-rable quality, if the Portfolio's management determines that there are pros-pects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and com-parable unrated securities) are commonly referred to as "junk bonds." Securi-ties rated D by S&P are in default. As of December 31, 1996, 19.8% of the Portfolio's assets were invested in fixed-income securities all rated (or con-sidered by the Adviser to be of equivalent quality to securities rated) in the category A and above. See "Other Investment Policies and Techniques -- Securi-ties Ratings," "-- Investment in Lower-Rated Fixed-Income Securities" and Ap-pendix A.

In the event that the credit rating of a high-yield security held by the Port-folio falls below its rating at the time of purchase (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the circumstances.

Convertible Securities. Each Portfolio may invest in convertible securities. These securities normally provide a higher yield than the underlying stock but lower than a fixed-income security without the convertible feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock although in some market condi-tions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of the convertible security will also vary to some degree inversely with interest rates. Convert-ible debt securities that are rated below BBB (S&P) or Baa (Moody's) or compa-rable unrated securities as determined by the Adviser may share some or all of the risks of high-yield securities. For a description of these risks, see "In-vestments in High-Yield Securities" above.

Zero-Coupon and Payment-in-Kind Bonds.   The Portfolios may at times invest in
so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest pay-ments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Futures and Options. Each Portfolio may buy and sell stock index futures con-tracts ("index futures") and may buy options on index futures and on stock in-dices for hedging purposes. A Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolios may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. Each Portfolio may also seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest.

The use of futures and options involves certain special risks. Futures and op-tions transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in a Portfolio's portfolio that are the subject of a hedge. The successful use of the strategies described above further depends on the Portfolio's Adviser's ability to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out its futures or options positions. In addition there can be no as-surance that a liquid secondary market will exist for any future or option at any particular time. Certain provisions of the Internal Revenue Code and cer-tain regulatory requirements may limit the Portfolios' ability to engage in futures and options transactions.

Securities Loans, Repurchase Agreements and Forward Commitments. Each Portfo-lio may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total as-sets. These transactions must be fully collateralized at all times, but in-volve some risk to a Fund if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. Each Portfolio may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

GROWTH PORTFOLIO

General. The Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio attempts to achieve its objective by investing primarily in equity securities of companies with a fa-vorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

The Portfolio invests primarily in common stocks and securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income se-curities are expected to vary inversely with changes in interest rates general-ly, when the Adviser expects a general decline in interest rates, the Portfolio may also invest for capital growth in fixed-income securities. The Portfolio may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's or BB or lower by S&P, or in unrated fixed income securities determined by the Adviser to be of comparable quality. For a description of the ratings referred to above, see Appendix A. For temporary defensive purposes, the Portfolio may invest in money market instruments and repurchase agreements.

Foreign Securities. The Portfolio may invest without limit in securities which are not publicly traded in the United States, although the Portfolio generally will not invest more than 15% of its total assets in such securities.

The value of foreign investments measured in U.S. dollars will rise or fall be-cause of decreases or increases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Fund may buy or sell foreign currencies, options on foreign currencies, foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts in connection with the purchase and sale of foreign investments. For a description of certain risks associated with investing in foreign securities, see "Other Investment Policies and Tech-niques -- Foreign Securities," below.

Non-Publicly Traded Securities. The Portfolio may invest in securities which are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). The sale of these securi-ties is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, the Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are regis-tered under applicable Federal and state securities laws, or may have to sell them at less than fair market value. Investment in these securities is re-stricted to 5% of the Portfolio's total assets (not including for these pur-poses Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of total assets in illiquid securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines es-tablished by the Board of Directors. See "Other Investment Policies and Tech-niques -- Illiquid Securities," below.

Investments in High-Yield Securities. The Growth Portfolio may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's BB or lower by S&P, or, it unrated, judged by the Adviser to be of comparable quality ("high-yield securities"). The Portfolio will gener-ally invest in securities with a minimum rating of Caa by Moody's or CCC by S&P or in unrated securities judged by the Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's (C) or S&P (D) or in unrated securities judged by the Adviser to be of comparable quality, if the Portfolio's management determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. See "Other Investment Poli-cies and Techniques -- Securities Ratings," "Investment in Lower-Rated Fixed-Income Securities" and Appendix A. As of December 31, 1996, the percentages of the Portfolio's assets invested in securities rated (or considered by the Ad-viser to be of equivalent quality to securities rated) in particular rating categories were .037% in B and 0% in Caa or CCC.

In the event that the credit rating of a high-yield security held by the Port-folio falls below its rating at the time of purchase (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated since purchased by the Portfolio), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is considered appropriate in the circumstances.

Convertible Securities. The Growth Portfolio may invest in convertible securi-ties. These securities normally provide a higher yield than the underlying stock but lower than a fixed-income security without the convertible feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock although in some market con-ditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of the convertible se-curity will also vary to some degree inversely with interest rates. Convertible debt securities that are rated below BBB (S&P) or Baa (Moody's) or comparable unrated securities as determined by the Adviser may share some or all of the risks of high-yield securities. For a description of these risks, see "Invest-ments in High-Yield Securities" above.

Zero-Coupon and Payment-in-Kind Bonds. The Portfolio may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market in-terest rates than bonds which pay interest currently. Both zero-coupon and pay-ment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liqui-date other investments in order to satisfy its dividend requirements.

Futures and Options. The Portfolio may buy and sell stock index futures con-tracts ("index futures") and may buy options on index futures and on stock in-dices for hedging purposes. The Portfolio may buy and sell call and put op-tions on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permit-ted by applicable law, to earn additional income. The Portfolio may also, for hedging purposes, purchase and sell futures contracts, options thereon and op-tions with respect to the U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. The Portfolio may also seek to increase its current return by writing covered call and put options on securities its owns or in which it may invest.

The use of futures and options involves certain special risks. Futures and op-tions transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in the Portfolio's portfolio that are the subject of the hedge. The successful use of the strategies described above further depends on the Adviser's ability to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out its futures or options positions. In addition there can be no assurance that a liquid secondary market will exist for any future option at any partic-ular time. Certain provisions of the Internal Revenue Code and certain regula-tory requirements may limit the Portfolio's ability to engage in futures and options transactions.

Securities Loans, Repurchase Agreements and Forward Commitments. The Portfolio may lend portfolio securities amounting to not more than 25% of its total as-sets and may enter into repurchase agreements on up to 25% of its total as-sets. These transactions must be fully collateralized at all times but involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. The Portfolio may also purchase securities for future delivery, which may increase its overall investment exposure and involve a risk of loss if the value of the securities declines prior to the settlement date.

TECHNOLOGY PORTFOLIO

The Technology Portfolio is a diversified investment portfolio that emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., compa-nies that use technology extensively in the development of new or improved products or processes). The Portfolio will normally have at least 80% of its assets invested in the securities of these companies. The Portfolio normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price apprecia-tion. The Portfolio will invest in listed and unlisted securities and U.S. and foreign securities, but it will not pur-chase a foreign security if as a result 10% or more of the Portfolio's total assets would be invested in foreign securities.

The Technology Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Portfolio may maintain up to 15% of its net assets in illiquid securities, lend portfolio securities equal in value to not more than 30% of the Technology Portfolio's to-tal assets and invest up to 10% of its total assets in foreign securities.

Options. In an effort to increase current income and to reduce fluctuations in net asset value, the Technology Portfolio intends to write covered call options and purchase put and call options on securities of the types in which it is permitted to invest that are traded on U.S. and foreign securities exchanges. A call option written by the Portfolio is "covered" if the Portfolio (i) owns the underlying security covered by the call (ii) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custo-
dian) upon conversion or exchange of other portfolio securities, or (iii) holds a call on the same security in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the ex-ercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and liquid high-grade debt securities in a segregated account with the Fund's Cus-todian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The Technology Portfolio will not write uncovered call options and will not write a call option if the premium to be received by the Portfolio in doing so would not produce an annualized return of at least 15% of the then current mar-ket value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts). The Portfolio will not write a call option if, as a result, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets or more than 10% of the Port-folio's assets would be committed to call options that at the time of sale have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Portfolio will at no time exceed 10% of the Portfolio's total assets.

The Technology Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated transactions. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan in-stitutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthi-ness of such entities. Options purchased or written by a Portfolio in negoti-ated transactions are illiquid and it may not be possible for the Portfolio to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so. See "Illiquid Securities." See Appendix D in the State-ment of Additional Information for a further discussion of the use, risks and costs of option trading.

The Technology Portfolio may purchase and sell exchange-traded options on any securities index composed of the types of securities in which it may invest. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a speci-fied price, an option on a securities index gives the holder the right to re-ceive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Rights and Warrants. The Technology Portfolio may also invest up to 10% of its total assets in rights and warrants. The Portfolio will invest in right and warrants only if the underlying equity securities themselves are deemed appro-priate by the Adviser for inclusion in the Portfolio. Rights and warrants en-title the holder to buy equity securities at a specific price for a specific period of time. Right are similar to warrants except that they have a substan-tially shorter duration. Rights and warrants may be considered more specula-tive than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a warrant does not necessarily change with the value of the under-lying security, although the value of a right or warrant may decline because of an increase in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the war-rant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

For a further description of the Technology Portfolio's investment policies and techniques, see "Other Investment Policies and Techniques" below.

QUASAR PORTFOLIO

The Quasar Portfolio is a diversified investment company that seeks growth of capital by pursuing aggressive investment policies. It invests for capital ap-preciation and only incidentally for current income. The selection of securi-ties based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Portfolio's investment policies are aggressive, an in-vestment in the Portfolio is risky and investors who want assured income or preservation of capital should not invest in the Portfolio.

The Portfolio invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and estab-lished companies and in new and unseasoned companies. When selecting securi-ties, Alliance Capital Management L.P., the Portfolio's adviser (the "Advis-er"), considers economic and Political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Portfolio invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stock. The Portfolio invests in listed and unlisted U.S. and foreign securities. The Portfolio pe-riodically invests in special situations, which occur when the securities of a company are expected to appreciate due to a development particularly or uniquely applicable to that company and regardless of general business condi-tions or movements of the market as a whole.

The Portfolio may also: (i) invest up to 15% of its total assets in securities for which there is no ready market; (ii) make short sales of securities "against the box," but not more than 15% of its net assets may be deposited on short sales; and (iii) write call options and purchase and sell put and call options written by others. For additional information on the use, risks and costs of the Policies and practices, see "Other Investment Policies and Tech-niques," below.

The Portfolio's investment objective cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities, as de-fined in the Investment Company Act of 1940, as amended (the "Act"). Except as otherwise indicated, the investment policies of the Portfolio are not "funda-mental policies" and may, therefore, be changed by the Board of Directors without shareholder approval.

Options. The Portfolio may write call options and purchase and sell put and call options written by others. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a secu-rity on or before a fixed date at a predetermined price. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the under-lying security with an exercise price equal to or less than that of the call option it has written.

In purchasing an option, the Portfolio would be in a position to realize a gain, if, during the option period, the price of the underlying security in-creased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the portfolio would experience a loss equal to the premium paid for the option.

If a call option written by the Portfolio were exercised, the Portfolio would be obligated to sell the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the un-derlying security would then be purchased or sold by the Portfolio at a disad-vantageous price. These risks could be reduced by entering into a closing transaction (i.e., by disposing of the option prior to its exercise). The Portfolio retains the premium received from writing a call option whether or not the option could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities ap-preciate.

The Portfolio will not write a call option if, as a result, the aggregate of the Portfolio's securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Portfolio's total assets or more than 10% of the Portfolio's assets would be committed to all options that at time of sale have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Portfolio will at no time exceed 10% of the Portfolio's total assets.

Short Sales. The Portfolio may only make short sales of securities "against the box". A short sale is effected by selling a security that the Portfolio does not own, or if the Portfolio does own such security, it is not to be de-livered upon consummation of the sale. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to ob-tain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by the Portfolio. See "Dividends, Distributions and Taxes" in the Portfolio's Statement of Additional Information.

Foreign Securities. The Portfolio may invest in foreign securities. To the ex-tent the Portfolio invests in foreign securities, consideration is given to certain factors comprising both risk and opportunity. The values of foreign securities investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic, taxation or mone-tary policy (in the United States and abroad) or changed circumstances in dealings between nations. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxa-tion, lack of uniform accounting and auditing standards and potential diffi-culties in enforcing contractual obligations and could be subject to extended settlement periods.

OTHER INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise noted below, the following description of other investment policies is applicable to all of the Portfolios:

 REPURCHASE AGREEMENTS

Any Portfolio, except the Technology Portfolio and Quasar Portfolio, may enter into agreements pertaining to U.S. Government Securities or, in the case of the Conservative Investors Portfolio, the Growth Investors Portfolio and the Growth Portfolio, pertaining to the types of securities in which it invests, with member banks of the Federal Reserve System or "primary dealers" (as des-ignated by the Federal Reserve Bank of New York).

A repurchase agreement arises when a buyer purchases a security and simultane-ously agrees to resell it to the vendor at an agreed-upon future date, nor-mally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate. Such agreements permit the Portfolio to keep all of its assets at work while retain-ing "overnight" flexibility in pursuit of investment of a longer-term nature. Each Portfolio requires continual maintenance for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Portfolios enter into repurchase agreement transactions.

 WRITING COVERED CALL OPTIONS

The Growth and Income Portfolio may write covered call options listed on one or more national securities exchanges. A call option gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to purchase from the writer of the option a specified number of shares of a speci-fied security on or before a fixed date, at a predetermined price. The Portfo-lio may not write call options unless the Portfolio at all times during the op-tion period owns the optioned securities, or securities convertible or carrying rights to acquire the optioned securities at no additional cost. The Portfolio may not write covered call options in excess of 25% of the Portfolio's assets.

The Portfolio may terminate its obligation to the holder of an option written by the Portfolio through a "closing purchase transaction." The Portfolio may not, however, effect a closing purchase transaction with respect to such an op-tion after it has been notified of the exercise of such option. The Portfolio realizes a profit or loss from a closing purchase transaction if the cost of the transaction is more or less than the premium received by the Portfolio from writing the option. Although the writing of covered call options only on na-tional securities exchanges increases the likelihood of the Portfolio being able to make closing purchase transactions, there is no assurance that the Portfolio will be able to effect closing purchase transactions at any particu-lar time or at an acceptable price. The writing of covered call options could result in increases in the portfolio turnover of the Portfolio, especially dur-ing periods when market prices of the underlying securities appreciate.

 OPTIONS

The purchaser of an option, upon payment of a premium, obtains, in the case of a put option the right to deliver to the writer of the option, and in the case of a call option, the right to call upon the writer to deliver, a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Portfolio is "covered" if the Portfolio (i) owns the under-lying security covered by the call (ii) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodi-

an) upon conversion or exchange of other portfolio securities, or (iii) holds a call on the same security in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the ex-ercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with the Fund's Custodian. A put option written by a Portfolio is "covered" if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account with the Fund's Cus-todian, or else holds a put on the same security in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying secu-rity, the remaining term of the option, supply and demand and interest rates.

A call option is written for cross-hedging purposes if a Portfolio does not own the underlying security, but seeks to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to ac-quire. In such circumstances, the Portfolio collateralizes its obligation un-der the option (which is not covered) by maintaining in a segregated account with the Fund's Custodian liquid assets in an amount not less than the market value of the underlying security, marked to market daily.

In purchasing a call option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security in-creased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchas-ing a put option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would be lost by the Portfolio.

The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold by the op-tion holder to the Portfolio at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold by the Port-folio at a lower price than its current market value. These risks could be re-duced by entering into a closing transaction. See Appendix D to the Statement of Additional Information. A Portfolio retains the premium received from writ-ing a put or call option whether or not the option is exercised.

A Portfolio may purchase or write options on securities of the types in which it is per-mitted to invest in privately negotiated transactions. A Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the cred-itworthiness of such entities. Options purchased or written by a Portfolio in negotiated transactions are illiquid and it may not be possible for the Portfo-lio to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so. See "Illiquid Securities." See Appendix D to the Statement of Additional Information for a further discussion of the use, risks and costs of option trading.

 LOANS OF PORTFOLIO SECURITIES

Each Portfolio, except the Quasar Portfolio, may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that cash, U.S. Government securities, other liquid high-quality debt securi-ties or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrow-er, the Adviser (subject to review by the Directors) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned thereon and the Portfolio may invest any cash collateral in portfolio securi-ties, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. Each Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to div-idends, interest or other distributions. Each Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan. The Di-rectors will monitor the lending of securities by each Portfolio. No more than 30% of the value of the assets of each Portfolio may be loaned at any time, nor will a Portfolio lend its portfolio securities to any officer, director, em-ployee or affiliate of either the Fund or the Adviser.

 FOREIGN SECURITIES

For a description of the investment policies of the Quasar Portfolio with re-spect to foreign securities, see above. Each of the Portfolios may invest in listed and unlisted foreign securities without limitation, although the Growth and Income Portfolio intends to restrict its investment in foreign securities to issues of high quality. The Technology Portfolio will not purchase a foreign security if such purchase at the time thereof would cause 10% or more of the value of that Portfolio's total assets to be invested in foreign securities. The Portfolios may convert U.S. Dollars into foreign currency, but only to ef-fect securities transactions on a foreign securities exchange and not to hold such currency as an investment. Each Portfolio may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates.

To the extent a Portfolio invests in foreign securities, consideration is given to certain factors comprising both risk and opportunity. The values of foreign securities investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including with-holding taxes, changes in governmental administration or economic, taxation or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. dollar value of the Portfolio's net assets and income attrib-utable to foreign securities. Costs are incurred in connection with conver-sions between various currencies held by a Portfolio. In addition, there may be substantially less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to ac-counting, auditing and financial reporting standards and requirements compara-ble to those of domestic issuers. Foreign issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the as-sets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which a Portfolio will invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by re-statements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Invest-ments in foreign countries could be affected by other factors not present in the United States, including ex- propriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in en-forcing contractual obligations and could be subject to extended settlement periods.

 ILLIQUID SECURITIES

Subject to any more restrictive applicable investment policies, none of the Portfolios will maintain more than 15% of its net assets in illiquid securi-ties. For purposes of each Portfolio's investment objectives and policies and investment restrictions, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual re-strictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Portfolio over-the-counter and the cover for options written by the Portfolio over-the-counter, and (c) repurchase agree-ments not terminable within seven days. Securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such securities under the supervision of the Board of Directors. See the Statement of Additional Information for further discussion of illiquid securities.

 FIXED-INCOME SECURITIES

The value of the shares of each Portfolio that invests in fixed-income securi-ties will fluctuate with the value of such investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfo-lio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.

In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and reali-zation of capital losses on securities in a Portfolio's portfolio will be un-avoidable. Moreover, medium- and lower-rated securities and non-rated securi-ties of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

 SECURITIES RATINGS

The ratings of fixed-income securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily re-flect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be vary-ing degrees of difference in credit risk of securities within each rating cat-egory.

 INVESTMENT IN FIXED-INCOME SECURITIES  RATED BAA AND BBB

Securities rated Baa or BBB are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities, as de-scribed below. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

 INVESTMENT IN LOWER-RATED FIXED-INCOME  SECURITIES

Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capac-ity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addi-tion, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than in-vestment grade securities, although the market values of securities rated be-low investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Securities rated B are judged to have highly speculative elements or to be predominantly speculative. Such securities may have small assurance of interest and principal payments. Securities rated Baa by Moody's are also judged to have speculative characteristics.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established sec-ondary market for lower-rated securities, a Portfolio's may experience diffi-culty in valuing such securities and, in turn, the Portfolio's assets.

The Adviser will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political condi-tions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Adviser's re-search and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for the Portfolio, the Adviser will attempt to identify those high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend cov-erage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

Certain lower-rated securities in which the Growth Investors Portfolio, the Conservative Investors Portfolio and the Growth Portfolio may invest, contain call or buy-back features which permit the issuer of the security to call or repurchase it. Such securities may present risks based on payment expecta-tions. If an issuer exercises such a provision and redeems the security, the Portfolio may have to replace the called security with a lower yielding secu-rity, resulting in a decreased rate of return for the Portfolio.

 DEFENSIVE POSITION

When business or financial conditions warrant, the Growth and Income Portfolio may assume a temporary defensive position and invest without limit in high grade fixed income securities or hold their assets in cash equivalents, in-cluding (i) short-term obligations of the U.S. Government and its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and in-terest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and (iii) commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's.

For temporary defensive purposes, the Conservative Investors Portfolio, the Growth Investors Portfolio and the Growth Portfolio may invest in money market instruments. The Growth Portfolio may also invest in repurchase agreements.

 PORTFOLIO TURNOVER

Generally, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits or for the purpose of exercis-ing control. When circumstances warrant, however, securities may be sold with-out regard to the length of time held.

Although the Fund cannot accurately predict its annual portfolio turnover rate, the Adviser does not expect the annual portfolio turnover of the Growth and In-come Portfolio to exceed 100%. A 100% annual portfolio turnover rate would oc-cur, for example, if all of the stocks in a portfolio were replaced in a period of one year. A 100% turnover rate is greater than that of most other investment companies, including those which emphasize capital appreciation as a basic pol-icy, and may result in correspondingly greater brokerage commissions being paid by the Portfolio and a higher incidence of short-term capital gain taxable as ordinary income. It is anticipated that the annual portfolio turnover rate of the Growth and Income Portfolio may be in excess of 50% but less than 100%. See "Dividends, Distributions and Taxes."

Management expects that the annual turnover in the Growth Investors Portfolio, the Growth Portfolio and the Quasar Portfolio will not exceed 200%. An annual turnover rate of 200% occurs, for example, when all the securities in a Portfo-lio are replaced twice in a period of one year. Management expects that the an-nual turnover in the Conservative Investors Portfolio and the Technology Port-folio will not exceed 100%. An annual turnover rate of 100% occurs, for example, when all the securities in a Portfolio are replaced once in a period of one year.

A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Portfolio and its share-holders. High portfolio turnover also may result in the realization of substan-tial net short-term capital gains. In order to continue to qualify as a regu-lated investment company for Federal tax purposes, less than 30% of the annual gross income of a Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Dividends, Distributions and Taxes."

CERTAIN FUNDAMENTAL INVESTMENT POLICIES

The Fund has adopted certain fundamental investment policies applicable to the Portfolios which may not be changed with respect to a Portfolio without the ap-proval of the shareholders of a Portfolio. Certain of those fundamental invest-ment policies are set forth below. For a complete listing of such fundamental investment policies, see the Statement of Additional Information.

Briefly, with respect to the Growth and Income Portfolio, these fundamental in-vestment policies provide that the Portfolio may not: (i) invest in securities of any one issuer (including repurchase agree-ments with any one entity) other than securities issued or guaranteed by the United States Government, if immediately after such purchases more than 5% of the value of its total assets would be invested in such issuer, except that 25% of the value of the total assets of the Portfolio may be invested without regard to such 5% limitation; (ii) acquire more than 10% of any class of the outstanding securities of any issuer (for this purpose, all preferred stock of an issuer shall be deemed a single class, and all indebtedness of an issuer shall be deemed a single class); (iii) invest more than 25% of the value of its total assets at the time an investment is made in the securities of is-suers conducting their principal business activities in any one industry, ex-cept that there is no such limitation with respect to U.S. Government securi-ties or certificates of deposit, bankers' acceptances and interest-bearing deposits. For purposes of this investment restriction, the electric, gas, tel-ephone and water business shall each be considered as a separate industry;
(iv) borrow money, except that the Portfolio may borrow money only for ex-traordinary or emergency purposes and then only in amounts not exceeding 15% of its total assets at the time of borrowing; (v) mortgage, pledge or hypothe-cate any of its assets, except as may be necessary in connection with permis-sible borrowings described in paragraph (iv) above (in an aggregate amount not to exceed 15% of total assets of the Portfolio), or as permitted in connection with short sales of securities "against the box" by the Growth Portfolio, as described above; (vi) invest in illiquid securities if immediately after such investment more than 10% of the Portfolio's total assets (taken at market val-ue) would be invested in such securities or (vii) invest more than 10% of the value of its total assets in repurchase agreements not terminable within seven days.

With respect to the Conservative Investors Portfolio, the Growth Investors Portfolio and the Growth Portfolio, these fundamental investment policies pro-vide that a Portfolio may not: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of the Portfolio's total assets may be invested without regard to this restriction; or (ii) in-vest 25% or more of its total assets in the securities of any one industry. (Obligations of a foreign government and its agencies or instrumentalities constitute a separate "industry" from those of another foreign government.)

With respect to the Technology Portfolio, these fundamental policies provide that the Portfolio may not: (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) U.S. Gov-ernment securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Technology Portfolio's total assets, and not more than 10% of the out-standing voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentali-ties, if as a result (a) the value of the holdings of the Technology Portfolio in the securities of such issuer exceeds 25% of its total assets, or (b) the Technology Portfolio owns more than 25% of the outstanding securities of any one class of securities of such issuer;
(iii) concentrate its investments in any one industry, but the Technology Portfolio has reserved the right to invest up to 25% of its total assets in a particular industry; and (iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the oper-ation of any predecessor) if such purchase would cause 10% or more of its to-tal assets to be invested in the securities of such issuers.

With respect to the Quasar Portfolio these fundamental policies provide that the Portfolio may not: (i) purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these 5% and 10% limitations; (ii) invest more than 25% of its total assets in any particular industry; and (iii) borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made.

In addition, the Fund has adopted an investment policy, which is not desig-nated a "fundamental policy" within the meaning of the Act, of intending to have each Portfolio comply at all times with the diversification requirements prescribed in Section 817(h) of the Internal Revenue Code or any successor thereto and the applicable Treasury Regulations thereunder. This policy may be changed upon notice to shareholders of the Fund, but without their approval.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

DIRECTORS

John D. Carifa, Chairman of the Board and President, is President of Alliance Capital Management Corporation ("ACMC"), the sole general partner of the Ad-viser, with which he has been associated since prior to 1992.

Ruth Block is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). She was formerly an Executive Vice President and the Chief Insurance Officer of The Equitable Life Assurance Society of the United States since prior to 1992.

David H. Dievler was formerly President of the Fund, and a Senior Vice Presi-dent of ACMC, with which he had been associated since prior to 1992. He is currently an independent consultant.

John H. Dobkin is President of Historic Hudson Valley (historic preservation) since prior to 1992. Previously, he was Director of the National Academy of Design. From 1987 to 1992, he was a Director of ACMC.

William H. Foulk, Jr. is an investment adviser and an independent consultant. He was formerly a Senior Manager of Barrett Associates, Inc., a registered in-vestment adviser, with which he had been associated since prior to 1992.

Dr. James M. Hester is President of the Harry Frank Guggenheim Foundation and a

Director of Union Carbide Corporation since prior to 1992. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University.

Clifford L. Michel is a member of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is president and Chief Executive Officer of Wenonah Development Company (investments) and a Di-rector of Placer Dome, Inc. (mining).

Donald J. Robinson was formerly a partner at Orrick, Herrington & Sutcliffe and is currently Senior Counsel to that firm. He was also a Trustee of the Mu-seum of the City of New York from 1972-1995.

ADVISER

Alliance Capital Management L.P. (the "Adviser"), a Delaware limited partner-ship with principal offices at 1345 Avenue of the Americas, New York, New York 10105 has been retained under an investment advisory agreement (the "Invest-ment Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each of the Fund's Portfolios subject to the general supervision and control of the Board of Directors of the Fund. The employee of the Adviser principally responsible for the Growth and Income Portfolio's investment program since its inception is Paul Rissman, who is a Vice President of ACMC with which he has been associated since prior to 1992. The employee of the Adviser principally responsible for the invest-ment program since February 1996 of the Conservative Investors Portfolio and Growth Investors Portfolio is Robert G. Heisterberg, who is Senior Vice Presi-dent of the Adviser, with which he has been associated since prior to 1992. The employee of the Adviser principally responsible for the investment program since inception of the Growth Portfolio is Tyler J. Smith, who is a Senior Vice President of the Adviser. Prior to joining the Adviser in July 1993, Mr. Smith was employed by Equitable Capital or its affiliates since prior to 1992. The employees of the Adviser principally responsible for the investment pro-gram since inception of the Technology Portfolio are Peter Anastos and Gerald
T. Malone. Mr. Anastos has been associated with the Adviser since prior to 1992 and Mr. Malone has been associated with the Adviser since 1992. Prior thereto, Mr. Malone was associated with College Retirement Equities Fund since prior to 1992. The employees of the Adviser principally responsible for the Quasar Portfolio's investment program since its inception are Alden M. Stewart and Randall E. Haase. Mr. Stewart and Mr. Haase have each been associated with the Adviser since 1992.*

The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1996 totaling more than $182 billion (of which approximately $63 billion represented the assets of investment com-panies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by the Ad-viser comprising 110 separate in-
--------
* Prior to July 22, 1993, with Equitable Capital Management Corporation (Equi-table Capital). On that date Alliance acquired the business and substan-tially all of the assets of Equitable Capital and became the investment ad-viser to the Fund.

vestment portfolios currently have over two million shareholders. As of Decem-ber 31, 1996, the Adviser was retained as an investment manager by 34 of the Fortune 100 companies.

ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equi-table Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly owned sub-sidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

The Adviser provides investment advisory services and order placement facili-ties for each of the Fund's Portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Ad-viser or its affiliates also furnish the Fund, without charge, management su-pervision and assistance and office facilities and provide persons satisfac-tory to the Fund's Board of Directors to serve as the Fund's officers. Each of the Portfolios pays the Adviser at the following annual percentage rate of its average daily net asset value:

Growth and Income Portfolio                                   .625%
Conservative Investors Portfolio                              .750%
Growth Investors Portfolio                                    .750%
Growth Portfolio                                              .750%
Technology Portfolio                                         1.000%
Quasar Portfolio                                             1.000%

The fees are accrued daily and paid monthly. For the year ended December 31, 1996, the Adviser received no net advisory fees from the Growth Investors Portfolio and the Quasar Portfolio. For the year ended December 31, 1996 the Adviser received an advisory fee from the Growth and Income Portfolio, the Growth Portfolio, the Conservative Investors Portfolio and the Technology Portfolio so that each such Portfolio paid an advisory fee equal to .63%,
 .74%, .30% and .33% of each such Portfolio's average net assets.

EXPENSES OF THE FUND

In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Fund pays certain other costs including (a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) cost of maintaining the Fund's ex-istence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registra-tion and filing with the Commission and with state regulatory authorities, and
(j) cost of certain personnel of the Adviser or its affiliates rendering cler-ical, accounting and other services to the Fund.

As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Investment Advisory Agreement, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or by its affiliates; in such event, the services are provided to the Fund at cost and the payments specifically approved in advance by the Fund's Board of Directors.

For the year ended December 31, 1996, the ordinary operating expenses of the Growth and Income Portfolio were .82%, the Conservative Investors Portfolio were .95%, the Growth Portfolio were .93%, the Growth Investors Portfolio were
 .95%, the Technology Portfolio were .95% and the Quasar Portfolio were .93% of each such Portfolio's average net assets, all net of voluntary expense reim-bursements.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Shares of each Portfolio of the Fund are offered on a continuous basis di-rectly by the Fund and by Alliance Fund Distributors, Inc., the Fund's Princi-pal Underwriter, to the separate accounts of certain life insurance companies without any sales or other charge, at each Portfolio's net asset value, as de-scribed below. The separate accounts of insurance companies place orders to purchase shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be ef-fected on that day pursuant to variable annuity contracts and variable life insurance policies which are funded by shares of the Portfolios. The Fund re-serves the right to suspend the sale of the Fund's shares in response to con-ditions in the securities markets or for other reasons. Individuals may not place orders directly with the Fund. See the Prospectus of the separate ac-count of the participating insurance company for more information on the pur-chase of Portfolio shares.

The public offering price of each Portfolio's shares is their net asset value. The per share net asset value of each Portfolio is computed in accordance with the Fund's Articles of Incorporation and By-Laws, at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares. The Fund's per share net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any week-day exclusive of days on which the Exchange is closed (most national holidays and Good Friday). For purposes of this computation, the securities in each Portfolio are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Directors believe would accurately reflect fair market value. Portfolio securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities.

REDEMPTION OF SHARES

An insurance company separate account may redeem all or any portion of the shares of any Portfolio in its account at any time at the net asset value per share of that Portfolio next determined after a redemption request in proper form is furnished to the Fund or the Principal Underwriter. Any certificates repre-senting shares being redeemed must be submitted with the redemption request. Shares redeemed are entitled to earn dividends, if any, up to and including the day redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption.

The right of redemption may be suspended or the date of payment may be post-poned for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by a Portfolio is not reasonably practicable or as a re-sult of which it is not reasonably practicable for the Fund fairly to deter-mine the value of a Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund. For information regarding how to redeem shares in the Fund please see your insurance company separate account prospectus.

--------------------------------------------------------------------------------
                      DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each of the Portfolios will declare and distribute dividends from net invest-ment income and will distribute its net capital gains, if any, at least annu-ally. Such income and capital gains distributions will be made in shares of such Portfolios.

Each Portfolio of the Fund qualified and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, each Portfolio will not be subject to Federal income or excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable when left to accumulate within a vari-able annuity (other than an annuity interest owned by a person who is not a natural person) or variable life insurance contract. Distributions of net in-vestment income and net short-term capital gain will be treated as ordinary income and distributions of net long-term capital gain will be treated as long-term capital gain in the hands of the insurance companies.

Section 817(h) of the Code requires that the investments of a segregated asset ac-count of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally af-forded holders of annuities or life in-surance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated in-vestment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated invest-ment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. Each Portfolio plans to satisfy these conditions at all times so that the shares of each Portfolio owned by a segregated asset account of a life insurance company will be sub-ject to this treatment under the Code.

For information concerning federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the or-ders for portfolio transactions for the Fund. Portfolio transactions for the Growth and Income Portfolio, the Growth Portfolio, the Technology Portfolio and the Quasar Portfolio are normally effected by brokers, and transactions for the Conservative Investors Portfolio and the Growth Investors Portfolio are normally effected through issuers, underwriters, major dealers acting as principals and brokers.

The Fund has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing or-ders, it is the policy of the Fund to obtain the best price and execution for its transactions. Consistent with the objective of obtaining best execution, the Fund may use brokers and dealers who provide research, statistical and other information to the Adviser.

There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker. Consistent with the Rules of Fair Practice of the Na-tional Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio trans-actions with the Fund.

The Fund may from time to time place orders for the purchase or sale of secu-rities on an agency basis with Donaldson, Lufkin & Jenrette Securities Corpo-ration, an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of Donald-son, Lufkin and Jenrette Securities Corporation, for which Donaldson, Lufkin and Jenrette Securities Corporation may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that Donaldson, Lufkin & Jenrette Securities Corporation is an affiliate of the Adviser.

ORGANIZATION

The Fund is a Maryland corporation organized on November 17, 1987. The autho-rized capital stock of the Fund consists solely of 10,000,000,000 shares of Common Stock having a par value of $.001 per share, which may, without share-holder approval, be divided into an unlimited number of series. Such shares are currently divided into 19 series, one underlying each Portfolio. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series on matters, such as the elec-tion of Directors, that affect all Portfolios in substantially the same man-ner. Maryland law does not require a registered investment company to hold an-nual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Share-holders have available certain procedures for the removal of Directors. Shares of each Portfolio are freely transferable, are entitled to dividends as deter-mined by the Board of Directors and, in liquidation of the Fund, are entitled to receive the net assets of that Portfolio. Shareholders have no preference, pre-emptive or conversion rights. In accordance with current law, it is antic-ipated that an insurance company issuing a variable annuity contract or vari-able life insurance policy that participates in the Fund will request voting instructions from contract or policyholders and will vote shares in the sepa-rate account in accordance with the voting instructions received.

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, an indirect wholly-owned subsidiary of the Adviser, is the Princi-pal Underwriter of shares of the Fund.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachu-setts 02110, acts as Custodian for the securities and cash of the Fund and as its dividend disbursing agent, but plays no part in deciding on the purchase or sale of portfolio securities.

REGISTRAR AND DIVIDEND-DISBURSING AGENT

Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Ad-viser, located at 500 Plaza Drive, Secaucus, New Jersey, 07094, acts as the Fund's registrar and dividend-disbursing agent.

PERFORMANCE INFORMATION

From time to time the Fund advertises its "total return." The Fund's "total return" is its average annual compounded total return for its most recently completed one, five, and ten-year periods (or the period since the Fund's in-ception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total re-turn, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

The Fund's total return is not fixed and will fluctuate in response to pre-vailing market conditions or as a function of the type and quality of the se-curities in the Fund's portfolio and the Fund's expenses. Total return infor-mation is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

Advertisements quoting performance rankings of the Fund as measured by finan-cial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the his-torical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as the Wall Street Journal, The New York Times, Barrons, Investor's Daily, Money Mag-azine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

ADDITIONAL INFORMATION

Any shareholder inquiries may be directed to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Prospectus. This Prospectus and the Statement of Additional Information which has been in-corporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

This Prospectus does not constitute an offering in any state in which such of-fering may not lawfully be made.

                                   APPENDIX A

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long-term risks appear somewhat larger than the Aaa securi-ties.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING: When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modi-fier 1 indicates that the security ranks in the higher end of its generic rat-ing category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal al-though it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay in-terest and repay principal. BB indicates the least degree of speculation and CCC the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major expo-sures to adverse conditions.

  C1: The rating C1 is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopar-dized.

  PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the ad-dition of a plus or minus sign to show relative standing within the major rat-ing categories.

  NR: Not rated.

DUFF & PHELPS CREDIT RATING CO.

  AAA: Highest credit quality. Risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic condi-tions.

  A+, A, A-: Protection factors are average but adequate. However, risk fac-tors are more variable and greater in periods of economic stress.

  BBB+, BBB, BBB-: Below average protection factors but still considered suf-ficient for prudent investment. Considerable variability in risk during eco-nomic cycles.

  BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate ac-cording to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely ac-cording to economic cycles, industry conditions and/or company fortunes. Po-tential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substan-tial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

  AAA: Bonds considered to be investment grade and of the highest credit qual-ity. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, al-though not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future de-velopments, short-term debt of these issuers is generally rated F- 1+.

  A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is consid-ered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could as-sist the obligor in satisfying its debt service requirements.

  B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity through-out the life of the issue.

  CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

  The ability to meet obligations requires an advantageous business and eco-nomic environment.

  CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C: Bonds are in imminent default in payment of interest or principal.

  DDD, DD, D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ul-timate recovery value in liquidation or reorganization of the obligor. DDD rep-resents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

  PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to in-dicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

  NR: Indicates that Fitch does not rate the specific issue.

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